                                     CIGNA ACCRU

                                    ANNUAL REPORT

                                  DECEMBER 31, 1996

                                        [LOGO]

         TABLE OF CONTENTS

         PRESIDENT'S LETTER

         ECONOMIC REVIEW AND OUTLOOK

         SCHEDULE OF CHANGES IN UNIT VALUES

         SEPARATE ACCOUNTS FINANCIAL STATEMENTS

                 CG VARIABLE ANNUITY SEPARATE ACCOUNT II
                   CIGNA VARIABLE ANNUITY SEPARATE ACCOUNT I
                   CG VARIABLE LIFE SEPARATE ACCOUNT I

                FUND REPORTS:

                 THE ALGER AMERICAN FUND ANNUAL REPORT

                   ALGER AMERICAN GROWTH PORTFOLIO
                   ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO
                   ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
                   ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO

                 FIDELITY INVESTMENTS
                   VARIABLE INSURANCE PRODUCTS FUND ANNUAL REPORTS*

                   MONEY MARKET PORTFOLIO
                   HIGH INCOME PORTFOLIO
                   EQUITY-INCOME PORTFOLIO
                   OVERSEAS PORTFOLIO

                 VARIABLE INSURANCE PRODUCTS FUND II ANNUAL REPORTS
                   INVESTMENT GRADE BOND PORTFOLIO
                   ASSET MANAGER PORTFOLIO

                 MFS-REGISTERED TRADEMARK- VARIABLE INSURANCE TRUST-SM- ANNUAL REPORTS

                   MFS TOTAL RETURN SERIES
                   MFS UTILITIES SERIES
                   MFS WORLD GOVERNMENTS SERIES

                 NEUBERGER & BERMAN ADVISERS MANAGEMENT TRUST
                   ANNUAL REPORTS

                   BALANCED PORTFOLIO
                   LIMITED MATURITY BOND PORTFOLIO
                   PARTNERS PORTFOLIO

                 OCC ACCUMULATION TRUST ANNUAL REPORT

                   GLOBAL EQUITY PORTFOLIO
                   MANAGED PORTFOLIO
                   SMALL CAP PORTFOLIO

* PLEASE NOTE THAT THE FIDELITY MONEY MARKET PORTFOLIO,
HIGH INCOME PORTFOLIO AND OVERSEAS PORTFOLIO ARE USED IN
CONNECTION WITH ACCRU VARIABLE ANNUITY CONTRACTS, BUT NOT
ACCRU VARIABLE LIFE INSURANCE CONTRACTS.
                                                                          [LOGO]

[PHOTO]                                                                   [LOGO]
             THOMAS C. JONES
             President

                                                         900 Cottage Grove Road
                                                         Routing S-249
                                                         Hartford, CT 06152-2249

Dear Client:

It is a pleasure to provide you with this report on the performance of your ACCRU Variable Annuity and the ACCRU Variable Universal Life Insurance products for the year ended December 31, 1996.

The report includes a summary of sub-account performance for the past 12 months and financial data for each of the portfolio options available under your product. In addition, we have included an informative interview with Edward Guay, CIGNA's chief economist. The interview deals with significant national and international economic trends affecting key financial markets, and I hope you will take a few minutes to read it carefully.

As we begin a new year, the CIGNA Individual Insurance team remains committed to providing financial solutions that meet your expectations and needs. Whether your concerns involve family and business succession planning, income protection, retirement savings or asset accumulation, our organization is dedicated to offering product solutions of recognized value -- and to back those solutions with consistently superior service, unquestioned financial security and complete product disclosure.

As part of our service commitment -- and to keep you fully informed about your purchase and trends that could affect your financial planning decisions -- CIGNA Individual Insurance has recently established a home page on the Internet. If you have a computer link to the Internet and are interested in viewing helpful information about retirement planning, you can visit our website at HTTP://WWW.CIGNA.COM.

In addition, of course, you can call our Annuity and Variable Life Services Center at 1.800.522.9898, Monday through Friday, 8 a.m. to 7 p.m. Eastern time. Our representatives will be happy to answer any questions about this report, or to respond to any requests or concerns.

With that, please accept my thanks for your loyalty and trust in choosing CIGNA, and allow me to assure you that we will continue to concentrate our efforts and resources on providing superior solutions that meet your long-term financial goals and solve your increasingly complex financial planning needs.

Sincerely,

[SIG]

Thomas C. Jones

                          ECONOMIC REVIEW AND OUTLOOK
       AN INTERVIEW WITH EDWARD GUAY, CHIEF ECONOMIST, CIGNA CORPORATION

HOW DID THE U.S. ECONOMY AND OTHER NATIONAL ECONOMIES PERFORM IN 1996?

The U.S. economy performed well during 1996, as did several other national economies. Economic activity in the U.S. continued a broadening recovery from the slowdown of late 1994 and early 1995 which was engineered by the Federal Reserve. This recovery was held back to some extent by the lingering weakness among some of the major trading partners of the U.S. However, many of the previous restraints on U.S. growth -- such as the real estate overbuilding during the 1980s -- became less significant restraints as the markets absorbed past excesses. The U.S. also benefited from a flood of liquidity as central banks in many parts of the world aggressively eased interest rates to try to restore growth.

Some other countries also recovered strongly last year. In some cases, such as Mexico, Venezuela, Argentina, and the Scandinavian countries, the recoveries were rebounds from past crises. In other cases, the resumption of growth reflected stronger and more sustainable growth of both output and final demand. In the latter group were Canada, the United Kingdom and Australia.

There was some political background "noise" during the year in the U.S. and elsewhere. But nowhere was it particularly disruptive of long-term economic fundamentals. In all, 1996 was a vintage year for the U.S. and marked the beginning of what should be several good years for the world economy.

WHAT KEY FACTORS ARE EXPECTED TO DRIVE WORLDWIDE GROWTH THIS YEAR?

The major engines of growth will include energy refining and development and stronger demand for infrastructure products, such as power generation and communications equipment.

DID INFLATION POSE A SERIOUS THREAT ON THE WORLD ECONOMIC SCENE IN 1996?

Although there were several inflation shocks last year, the massive liquidity expansion did not cause inflation to rise. Excess capacity and labor in world markets combined with technological change, continuing corporate restructuring, and relatively free trade to help keep prices under control.

WHAT WERE THE MAJOR TRENDS IN THE U.S. BOND MARKET LAST YEAR?

When 1996 began, the U.S. bond market anticipated recession, but by late spring the bond market was more fearful of resurging growth. Treasury bond yields rose from 6% to more than 7% between the end of 1995 and the middle of 1996 because of the shift in psychology and futures trading. But from August through November, fears of growth eased and bond yields retraced more than half the earlier rise. Although good economic news caused another setback in the bond market in December, the bond market performed better than generally expected for the year as a whole.

WHAT ABOUT THE PERFORMANCE OF THE EQUITY MARKET?

The equity market performed extraordinarily well again in 1996, although it was mainly the large capitalization domestic stocks that did well. Small capitalization domestic stocks, many major international markets, most notably the Japanese market, and some of the emerging markets, particularly in Asia, underperformed. Profits were stronger than expected and balance sheets continued to improve, primarily because of restructuring, share buybacks, and the deepening and broadening impact of new technology. The financial improvement and increased liquidity benefited both the stock market and the corporate bond market.

IS THE U.S. EQUITY MARKET LIKELY TO SUSTAIN ITS STRONG GROWTH OF RECENT YEARS? WHAT ABOUT FOREIGN MARKETS?

U.S. equity valuations may experience a correction because they are at the highest levels in 30 years and there is less scope now for extraordinary profit gains from either a reduced rate of inflation or restructuring. But in foreign equity markets, the scope for restructuring and for unusual profits gains remains large. A sustained bull market in international markets could run for another two to four years.

WHAT IS THE ECONOMIC OUTLOOK FOR 1997?

The new year should bring continued growth in the U.S. and somewhat more favorable trends in the world economy. Several U.S. economic sectors are already operating at or above potential and are not likely to contribute greatly to growth during 1997. Among those are autos, housing, and some key components of business investment spending. Other U.S. economic sectors and regions are still operating well below their normal capabilities and offer the potential for upside surprises during the year. U.S. growth will be spurred by commercial construction and export industries.

After growing by more than 3.0% during 1996, the U.S. economy should be able to grow by 2.75% to 3.0% during 1997, but with somewhat different composition. Overall, our world view is still optimistic. The next year or two should be good for business, and for diversified investors.

                            ACCRU VARIABLE PRODUCTS
                       SCHEDULE OF CHANGES IN UNIT VALUES
                          YEAR ENDED DECEMBER 31, 1996

--------------------------------------------------------------------------------

 CIGNA LIFE ACCRU VARIABLE ANNUITY

                                                                  DATE
                                                               INITIALLY
                                                                 FUNDED     ACCUMULATION    12/31/96
                                                               (INCEPTION    UNIT VALUE   ACCUMULATION
 SUB-ACCOUNT                                                     DATE)      AT INCEPTION   UNIT VALUE     % CHANGE
-----------------------------------------------------------------------------------------------------------------
 Alger American Growth Portfolio                                2/23/96     $10.0000000   $10.144346           1.4
 Alger American Leveraged AllCap Portfolio                       2/9/96      10.0000000    10.507089           5.1
 Alger American MidCap Growth Portfolio                         1/19/96      10.0000000    11.319352          13.2
 Alger American Small Capitalization Portfolio                   2/9/96      10.0000000     9.868924          -1.3
-----------------------------------------------------------------------------------------------------------------
 Fidelity VIP Equity Income Portfolio                           2/20/96      10.0000000    11.013725          10.1
 Fidelity VIP Money Market Portfolio                            2/22/96      10.0000000    10.338796           3.4
 Fidelity VIP High Income Portfolio                             5/17/96      10.0000000    10.659332           6.6
 Fidelity VIP Overseas Portfolio                                5/13/96      10.0000000    10.640099           6.4
 Fidelity VIP II: Asset Manager Portfolio                        3/1/96      10.0000000    11.112123          11.1
 Fidelity VIP II: Investment Grade Bond Portfolio                3/1/96      10.0000000    10.277513           2.8
-----------------------------------------------------------------------------------------------------------------
 MFS Total Return Series                                        2/22/96      10.0000000    10.934889           9.3
 MFS Utilities Series                                           3/15/96      10.0000000    11.879471          18.8
 MFS World Government Series                                    2/20/96      10.0000000    10.461237           4.6
-----------------------------------------------------------------------------------------------------------------
 AMT Balanced Portfolio                                         2/22/96      10.0000000    10.196779           2.0
 AMT Limited Maturity Bond Portfolio                            2/20/96      10.0000000    10.278541           2.8
 AMT Partners Portfolio                                         2/20/96      10.0000000    12.176555          21.8
-----------------------------------------------------------------------------------------------------------------
 OCC Global Equity Portfolio                                     2/9/96      10.0000000    11.044449          10.4
 OCC Managed Portfolio                                          2/20/96      10.0000000    11.575082          15.8
 OCC Small Cap Portfolio                                         3/1/96      10.0000000    11.375492          13.8
-----------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 CONNECTICUT GENERAL ACCRU VARIABLE ANNUITY -- NEW YORK CONTRACTS ISSUED MAY 1, 1996 AND LATER

                                                                  DATE
                                                               INITIALLY
                                                                 FUNDED     ACCUMULATION    12/31/96
                                                               (INCEPTION    UNIT VALUE   ACCUMULATION
 SUB-ACCOUNT                                                     DATE)      AT INCEPTION  UNIT VALUE*     % CHANGE
-----------------------------------------------------------------------------------------------------------------
 Alger American Growth Portfolio                                 5/2/96     $10.000000    $10.655539           6.6
 Alger American Leveraged AllCap Portfolio                       5/2/96      10.000000      9.952430          -0.5
 Alger American MidCap Growth Portfolio                          5/2/96      10.000000     10.033269           0.3
 Alger American Small Capitalization Portfolio                   5/2/96      10.000000      9.368431          -6.3
-----------------------------------------------------------------------------------------------------------------
 Fidelity VIP Equity Income Portfolio                            5/2/96      10.000000     10.851716           8.5
 Fidelity VIP Money Market Portfolio                             6/3/96      10.000000     10.223104           2.2
 Fidelity VIP High Income Portfolio                             5/22/96      10.000000     10.600637           6.0
 Fidelity VIP Overseas Portfolio                                5/20/96      10.000000     10.534750           5.3
 Fidelity VIP II: Asset Manager Portfolio                       5/28/96      10.000000     10.797117           8.0
 Fidelity VIP II: Investment Grade Bond Portfolio                6/3/96      10.000000     10.530045           5.3
-----------------------------------------------------------------------------------------------------------------
 MFS Total Return Series                                         5/2/96      10.000000     11.016746          10.2
 MFS Utilities Series                                           5/24/96      10.000000     11.397495          14.0
 MFS World Government Series                                    5/20/96      10.000000     10.436909           4.4
-----------------------------------------------------------------------------------------------------------------
 AMT Balanced Portfolio                                         5/22/96      10.000000      9.983723          -0.2
 AMT Limited Maturity Bond Portfolio                             6/3/96      10.000000     10.377931           3.8
 AMT Partners Portfolio                                          5/2/96      10.000000     11.514426          15.1
-----------------------------------------------------------------------------------------------------------------
 OCC Global Equity Portfolio                                     5/2/96      10.000000     10.785929           7.9
 OCC Managed Portfolio                                           5/2/96      10.000000     11.432399          14.3
 OCC Small Cap Portfolio                                        5/20/96      10.000000     10.568440           5.7
-----------------------------------------------------------------------------------------------------------------

* Variable Annuity unit values reflect the Company's mortality and expense risk charge at a reduced rate of 1.20% per year instead of 1.25% per year throughout the 5/1/96 through 6/30/96 period. Had the full charge been imposed, ending accumulation unit values would have been lower for those funds.

Accumulation Unit Values are net of charges against the assets of the Variable Accounts for the assumption of mortality and expense risks and for administrative expenses.

                            ACCRU VARIABLE PRODUCTS
                       SCHEDULE OF CHANGES IN UNIT VALUES
                          YEAR ENDED DECEMBER 31, 1996

--------------------------------------------------------------------------------

 CONNECTICUT GENERAL ACCRU VARIABLE ANNUITY
 (INCLUDING NEW YORK CONTRACTS ISSUED BEFORE MAY 1, 1996)

                                                                  DATE
                                                               INITIALLY
                                                                 FUNDED        1/1/96        12/31/96
                                                               (INCEPTION   ACCUMULATION   ACCUMULATION
 SUB-ACCOUNT                                                     DATE)       UNIT VALUE     UNIT VALUE     % CHANGE
-----------------------------------------------------------------------------------------------------------------
 Alger American Growth Portfolio                                4/12/95     $ 12.385784    $13.855323          11.9
 Alger American Leveraged AllCap Portfolio                       6/2/95       13.895178     15.364036          10.6
 Alger American MidCap Growth Portfolio                         4/10/95       13.106537     14.473761          10.4
 Alger American Small Capitalization Portfolio                  4/10/95       13.092181     13.460941           2.8
-----------------------------------------------------------------------------------------------------------------
 Fidelity VIP Equity Income Portfolio                           4/10/95       12.128673     13.679456          12.8
 Fidelity VIP Money Market Portfolio                             6/8/95       10.245402     10.658014           4.0
 Fidelity VIP High Income Portfolio                              5/3/96       10.000000*    10.802349           8.0
 Fidelity VIP Overseas Portfolio                                 5/9/96       10.000000*    10.614394           6.1
 Fidelity VIP II: Asset Manager Portfolio                       4/12/95       11.280365     12.758423          13.1
 Fidelity VIP II: Investment Grade Bond Portfolio               7/18/95       10.541110     10.734479           1.8
-----------------------------------------------------------------------------------------------------------------
 MFS Total Return Series                                         7/7/95       11.003903     12.420693          12.9
 MFS Utilities Series                                           7/27/95       11.365171     13.292608          17.0
 MFS World Government Series                                     7/7/95       10.277969     10.552213           2.7
-----------------------------------------------------------------------------------------------------------------
 AMT Balanced Portfolio                                         7/18/95       10.269633     10.832872           5.5
 AMT Limited Maturity Bond Portfolio                             5/3/95       10.547360     10.857343           2.9
 AMT Partners Portfolio                                         4/12/95       12.122020     15.500823          27.9
-----------------------------------------------------------------------------------------------------------------
 OCC Global Equity Portfolio                                    4/10/95       11.758951     13.347358          13.5
 OCC Managed Portfolio                                          6/19/95       11.143831     13.502565          21.2
 OCC Small Cap Portfolio                                        6/27/95       10.855343     12.718827          17.2
-----------------------------------------------------------------------------------------------------------------

* Accumulation Unit Value as of Inception Date, which was later than 1/1/96
--------------------------------------------------------------------------------

 ACCRU VARIABLE UNIVERSAL LIFE

                                                                  DATE
                                                               INITIALLY
                                                                 FUNDED        1/1/96       12/31/96
                                                               (INCEPTION   ACCUMULATION  ACCUMULATION
 SUB-ACCOUNT                                                     DATE)       UNIT VALUE    UNIT VALUE     % CHANGE
-----------------------------------------------------------------------------------------------------------------
 Alger American Growth Portfolio                                 5/5/95     $12.175146    $13.738238          12.8
 Alger American Leveraged AllCap Portfolio                       5/5/95      14.765068     16.468026          11.5
 Alger American MidCap Growth Portfolio                          5/5/95      12.966604     14.443889          11.4
 Alger American Small Capitalization Portfolio                   5/5/95      12.845183     13.322001           3.7
-----------------------------------------------------------------------------------------------------------------
 Fidelity VIP Equity Income Portfolio                            5/5/95      11.970125     13.618095          13.8
 Fidelity VIP II: Asset Manager Portfolio                       11/16/95     10.493126     11.971291          14.1
 Fidelity VIP II: Investment Grade Bond Portfolio               11/16/95     10.215729     10.493674           2.7
-----------------------------------------------------------------------------------------------------------------
 MFS Total Return Series                                        10/10/95     10.618988     12.090502          13.9
 MFS Utilities Series                                           12/26/95     10.070410     11.880730          18.0
 MFS World Government Series                                     5/5/95      10.417540     10.788580           3.6
-----------------------------------------------------------------------------------------------------------------
 AMT Balanced Portfolio                                         9/12/95       9.807578     10.435528           6.4
 AMT Limited Maturity Bond Portfolio                            9/13/96      10.000000  *  10.256711           2.6
 AMT Partners Portfolio                                          5/5/95      12.079554     15.580865          29.0
-----------------------------------------------------------------------------------------------------------------
 OCC Global Equity Portfolio                                    9/12/95      10.050817     11.507742          14.5
 OCC Managed Portfolio                                           5/5/95      12.250674     14.972784          22.2
 OCC Small Cap Portfolio                                        9/26/95      10.235194     12.096552          18.2
-----------------------------------------------------------------------------------------------------------------

* Accumulation Unit Value as of Inception Date, which was later than 1/1/96

Accumulation Unit Values are net of charges against the assets of the Variable Accounts for the assumption of mortality and expense risks and for administrative expenses.

CG VARIABLE ANNUITY SEPARATE ACCOUNT II
FINANCIAL STATEMENTS
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 1996

                                    ALGER AMERICAN PORTFOLIO SUB-ACCOUNTS             FIDELITY VIP PORTFOLIO SUB-ACCOUNTS
                               ------------------------------------------------  ---------------------------------------------
                                           LEVERAGED    MIDCAP       SMALL         EQUITY-      MONEY       HIGH
                                 GROWTH      ALLCAP     GROWTH   CAPITALIZATION    INCOME      MARKET      INCOME    OVERSEAS
                               ----------- ---------- ---------- --------------  ----------- ----------- ---------- ----------
ASSETS:
Investment in variable
  insurance funds at value.... $18,174,849 $5,583,768 $9,575,698  $14,394,067    $28,183,257 $10,602,830 $4,883,390 $1,894,609
Receivable from Connecticut
  General Life Insurance
  Company.....................      18,958     --         12,788      --              25,905     317,787      6,415     --
Receivable for fund shares
  sold........................     --             342     --            7,106        --          --          --             86
                               ----------- ---------- ---------- --------------  ----------- ----------- ---------- ----------
  Total assets................  18,193,807  5,584,110  9,588,486   14,401,173     28,209,162  10,920,617  4,889,805  1,894,695
                               ----------- ---------- ---------- --------------  ----------- ----------- ---------- ----------
LIABILITIES:
Payable to Connecticut General
  Life Insurance Company......     --             342     --            7,106        --          --          --             86
Payable for fund shares
  purchased...................      18,958     --         12,788      --              25,905     317,787      6,415     --
                               ----------- ---------- ---------- --------------  ----------- ----------- ---------- ----------
  Total liabilities...........      18,958        342     12,788        7,106         25,905     317,787      6,415         86
                               ----------- ---------- ---------- --------------  ----------- ----------- ---------- ----------
  Net assets.................. $18,174,849 $5,583,768 $9,575,698  $14,394,067    $28,183,257 $10,602,830 $4,883,390 $1,894,609
                               ----------- ---------- ---------- --------------  ----------- ----------- ---------- ----------
                               ----------- ---------- ---------- --------------  ----------- ----------- ---------- ----------
FLEXIBLE PAYMENT DEFERRED
  ANNUITY CONTRACTS
Accumulation units
  outstanding.................   1,236,762    347,060    625,799    1,001,691      1,951,707     968,529    426,441    167,414
Net asset value per
  accumulation unit........... $ 13.855323 $15.364036 $14.473761  $ 13.460941    $ 13.679456 $ 10.658014 $10.802349 $10.614394
                               ----------- ---------- ---------- --------------  ----------- ----------- ---------- ----------
                               $17,135,737 $5,332,250 $9,057,661  $13,483,704    $26,698,296 $10,322,591 $4,606,568 $1,776,998
                               ----------- ---------- ---------- --------------  ----------- ----------- ---------- ----------
FLEXIBLE PAYMENT DEFERRED
  ANNUITY CONTRACTS--NEW YORK
Accumulation units
  outstanding.................      94,174     25,272     51,632       97,173        133,553      10,588     26,114     11,164
Net asset value per
  accumulation unit........... $ 10.655539 $ 9.952430 $10.033269  $  9.368431    $ 10.851716 $ 10.223104 $10.600637 $10.534750
                               ----------- ---------- ---------- --------------  ----------- ----------- ---------- ----------
                               $ 1,003,480 $  251,518 $  518,037  $   910,363    $ 1,449,274 $   108,247 $  276,822 $  117,611
                               ----------- ---------- ---------- --------------  ----------- ----------- ---------- ----------

Accumulation net assets....... $18,139,217 $5,583,768 $9,575,698  $14,394,067    $28,147,570 $10,430,838 $4,883,390 $1,894,609
Annuity reserves..............      35,632     --         --          --              35,687     171,992     --         --
                               ----------- ---------- ---------- --------------  ----------- ----------- ---------- ----------
                               $18,174,849 $5,583,768 $9,575,698  $14,394,067    $28,183,257 $10,602,830 $4,883,390 $1,894,609
                               ----------- ---------- ---------- --------------  ----------- ----------- ---------- ----------
                               ----------- ---------- ---------- --------------  ----------- ----------- ---------- ----------

                                   FIDELITY VIP II
                                      PORTFOLIO
                                    SUB-ACCOUNTS
                                ---------------------
                                  ASSET    INVESTMENT
                                 MANAGER   GRADE BOND
                                ---------- ----------
ASSETS:
Investment in variable
  insurance funds at value....  $4,203,610 $5,840,585
Receivable from Connecticut
  General Life Insurance
  Company.....................      17,935     12,854
Receivable for fund shares
  sold........................      --         --
                                ---------- ----------
  Total assets................   4,221,545  5,853,439
                                ---------- ----------
LIABILITIES:
Payable to Connecticut General
  Life Insurance Company......      --         --
Payable for fund shares
  purchased...................      17,935     12,854
                                ---------- ----------
  Total liabilities...........      17,935     12,854
                                ---------- ----------
  Net assets..................  $4,203,610 $5,840,585
                                ---------- ----------
                                ---------- ----------
FLEXIBLE PAYMENT DEFERRED
  ANNUITY CONTRACTS
Accumulation units
  outstanding.................     296,224    529,141
Net asset value per
  accumulation unit...........  $12.758423 $10.734479
                                ---------- ----------
                                $3,779,356 $5,680,056
                                ---------- ----------
FLEXIBLE PAYMENT DEFERRED
  ANNUITY CONTRACTS--NEW YORK
Accumulation units
  outstanding.................      39,293     15,245
Net asset value per
  accumulation unit...........  $10.797117 $10.530045
                                ---------- ----------
                                $  424,254 $  160,529
                                ---------- ----------
Accumulation net assets.......  $4,203,610 $5,840,585
Annuity reserves..............      --         --
                                ---------- ----------
                                $4,203,610 $5,840,585
                                ---------- ----------
                                ---------- ----------

  The Notes to Financial Statements are an integral part of these statements.

CG VARIABLE ANNUITY SEPARATE ACCOUNT II
FINANCIAL STATEMENTS (CONTINUED)
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 1996

                                      MFS SERIES SUB-ACCOUNTS               AMT PORTFOLIO SUB-ACCOUNTS
                                -----------------------------------   --------------------------------------
                                  TOTAL                    WORLD                     LIMITED
                                  RETURN    UTILITIES   GOVERNMENTS    BALANCED   MATURITY BOND    PARTNERS
                                ----------  ----------  -----------   ----------  -------------   ----------
ASSETS:
Investment in variable
  insurance funds at value....  $8,702,389  $2,791,807  $1,507,463    $3,365,177   $3,663,477     $9,696,541
Receivable from Connecticut
  General Life Insurance
  Company.....................      33,090      --          12,939        14,831       12,953         15,097
Receivable for fund shares
  sold........................      --             195      --            --          --              --
                                ----------  ----------  -----------   ----------  -------------   ----------
  Total assets................   8,735,479   2,792,002   1,520,402     3,380,008    3,676,430      9,711,638
                                ----------  ----------  -----------   ----------  -------------   ----------
LIABILITIES:
Payable to Connecticut General
  Life Insurance Company......      --             195      --            --          --              --
Payable for fund shares
  purchased...................      33,090      --          12,939        14,831       12,953         15,097
                                ----------  ----------  -----------   ----------  -------------   ----------
  Total liabilities...........      33,090         195      12,939        14,831       12,953         15,097
                                ----------  ----------  -----------   ----------  -------------   ----------
  Net assets..................  $8,702,389  $2,791,807  $1,507,463    $3,365,177   $3,663,477     $9,696,541
                                ----------  ----------  -----------   ----------  -------------   ----------
                                ----------  ----------  -----------   ----------  -------------   ----------
FLEXIBLE PAYMENT DEFERRED
  ANNUITY CONTRACTS
Accumulation units
  outstanding.................     654,101     203,475     139,111       290,632      330,999        580,564
Net asset value per
  accumulation unit...........  $12.420693  $13.292608  $10.552213    $10.832872   $10.857343     $15.500823
                                ----------  ----------  -----------   ----------  -------------   ----------
                                $8,124,391  $2,704,717  $1,467,933    $3,148,378   $3,593,774     $8,999,227
                                ----------  ----------  -----------   ----------  -------------   ----------
FLEXIBLE PAYMENT DEFERRED
  ANNUITY CONTRACTS--NEW YORK
Accumulation units
  outstanding.................      52,465       7,641       3,788        18,307        6,716         60,560
Net asset value per
  accumulation unit...........  $11.016746  $11.397495  $10.436909    $ 9.983723   $10.377931     $11.514426
                                ----------  ----------  -----------   ----------  -------------   ----------
                                $  577,998  $   87,090  $   39,530    $  182,770   $   69,703     $  697,314
                                ----------  ----------  -----------   ----------  -------------   ----------
Accumulation net assets.......  $8,702,389  $2,791,807  $1,507,463    $3,331,148   $3,663,477     $9,696,541
Annuity reserves..............      --          --          --            34,029      --              --
                                ----------  ----------  -----------   ----------  -------------   ----------
                                $8,702,389  $2,791,807  $1,507,463    $3,365,177   $3,663,477     $9,696,541
                                ----------  ----------  -----------   ----------  -------------   ----------
                                ----------  ----------  -----------   ----------  -------------   ----------

                                OCC ACCUMULATION TRUST SUB-ACCOUNTS*
                                ------------------------------------
                                  GLOBAL
                                  EQUITY       MANAGED    SMALL CAP
                                -----------  -----------  ----------
ASSETS:
Investment in variable
  insurance funds at value....  $10,194,411  $33,126,842  $2,756,326
Receivable from Connecticut
  General Life Insurance
  Company.....................       34,130       47,270      --
Receivable for fund shares
  sold........................      --           --           23,333
                                -----------  -----------  ----------
  Total assets................   10,228,541   33,174,112   2,779,659
                                -----------  -----------  ----------
LIABILITIES:
Payable to Connecticut General
  Life Insurance Company......      --           --           23,333
Payable for fund shares
  purchased...................       34,130       47,270      --
                                -----------  -----------  ----------
  Total liabilities...........       34,130       47,270      23,333
                                -----------  -----------  ----------
  Net assets..................  $10,194,411  $33,126,842  $2,756,326
                                -----------  -----------  ----------
                                -----------  -----------  ----------
FLEXIBLE PAYMENT DEFERRED
  ANNUITY CONTRACTS
Accumulation units
  outstanding.................      732,412    2,301,440     202,106
Net asset value per
  accumulation unit...........  $ 13.347358  $ 13.502565  $12.718827
                                -----------  -----------  ----------
                                $ 9,775,759  $31,075,345  $2,570,551
                                -----------  -----------  ----------
FLEXIBLE PAYMENT DEFERRED
  ANNUITY CONTRACTS--NEW YORK
Accumulation units
  outstanding.................       35,443      176,181      17,578
Net asset value per
  accumulation unit...........  $ 10.785929  $ 11.432399  $10.568440
                                -----------  -----------  ----------
                                $   382,281  $ 2,014,174  $  185,775
                                -----------  -----------  ----------
Accumulation net assets.......  $10,158,040  $33,089,519  $2,756,326
Annuity reserves..............       36,371       37,323      --
                                -----------  -----------  ----------
                                $10,194,411  $33,126,842  $2,756,326
                                -----------  -----------  ----------
                                -----------  -----------  ----------

------------------------------

* Formerly Quest for Value Accumulation Trust

  The Notes to Financial Statements are an integral part of these statements.

CG VARIABLE ANNUITY SEPARATE ACCOUNT II
FINANCIAL STATEMENTS
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1996

                                     ALGER AMERICAN PORTFOLIO SUB-ACCOUNTS             FIDELITY VIP PORTFOLIO SUB-ACCOUNTS
                                ------------------------------------------------   -------------------------------------------
                                            LEVERAGED    MIDCAP       SMALL         EQUITY-     MONEY      HIGH
                                  GROWTH     ALLCAP      GROWTH   CAPITALIZATION     INCOME     MARKET   INCOME *  OVERSEAS **
                                ----------  ---------   --------  --------------   ----------  --------  --------  -----------
INVESTMENT INCOME:
Dividends.....................  $    5,644  $  --       $  --       $ --           $   11,853  $572,187  $  --       $--

EXPENSES:
Mortality and expense risk and
  administrative charges......     143,341     48,267     67,601      126,196         221,540   143,360    19,299      5,307
                                ----------  ---------   --------  --------------   ----------  --------  --------  -----------
  Net investment gain
    (loss)....................    (137,697)   (48,267)   (67,601)    (126,196)       (209,687)  428,827   (19,299)    (5,307)
                                ----------  ---------   --------  --------------   ----------  --------  --------  -----------

NET REALIZED AND UNREALIZED
  GAIN ON INVESTMENTS:
Capital distribution from
  portfolio sponsors..........     238,605     30,845     87,714       34,967         339,772     --        --        --
Net realized gain (loss) on
  share transactions..........      (9,498)   (22,790)    (6,893)     (33,203)            749     --         (241)       168
                                ----------  ---------   --------  --------------   ----------  --------  --------  -----------
  Net realized gain (loss)....     229,107      8,055     80,821        1,764         340,521     --         (241)       168
Net unrealized gain...........   1,131,951    218,998    345,620      109,613       2,059,625     --      196,922     64,159
                                ----------  ---------   --------  --------------   ----------  --------  --------  -----------
  Net realized and unrealized
    gain on investments.......   1,361,058    227,053    426,441      111,377       2,400,146     --      196,681     64,327
                                ----------  ---------   --------  --------------   ----------  --------  --------  -----------

INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS..................  $1,223,361  $ 178,786   $358,840    $ (14,819)     $2,190,459  $428,827  $177,382    $59,020
                                ----------  ---------   --------  --------------   ----------  --------  --------  -----------
                                ----------  ---------   --------  --------------   ----------  --------  --------  -----------

                                  FIDELITY VIP II
                                     PORTFOLIO
                                    SUB-ACCOUNTS
                                --------------------
                                 ASSET    INVESTMENT
                                MANAGER   GRADE BOND
                                --------  ----------
INVESTMENT INCOME:
Dividends.....................  $ 28,793   $ 90,885
EXPENSES:
Mortality and expense risk and
  administrative charges......    32,701     46,709
                                --------  ----------
  Net investment gain
    (loss)....................    (3,908)    44,176
                                --------  ----------
NET REALIZED AND UNREALIZED
  GAIN ON INVESTMENTS:
Capital distribution from
  portfolio sponsors..........    23,742     --
Net realized gain (loss) on
  share transactions..........      (551)   (39,580)
                                --------  ----------
  Net realized gain (loss)....    23,191    (39,580)
Net unrealized gain...........   318,766    134,649
                                --------  ----------
  Net realized and unrealized
    gain on investments.......   341,957     95,069
                                --------  ----------
INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS..................  $338,049   $139,245
                                --------  ----------
                                --------  ----------

------------------------

*   Period from May 22, 1996 (date deposits first received) to December 31, 1996

**  Period from May 20, 1996 (date deposits first received) to December 31, 1996

  The Notes to Financial Statements are an integral part of these statements.

CG VARIABLE ANNUITY SEPARATE ACCOUNT II
FINANCIAL STATEMENTS (CONTINUED)
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1996

                                                                                               AMT PORTFOLIO SUB-ACCOUNTS
                                                          MFS SERIES SUB-ACCOUNTS        --------------------------------------
                                                    -----------------------------------                LIMITED
                                                      TOTAL                    WORLD                   MATURITY
                                                      RETURN    UTILITIES   GOVERNMENTS   BALANCED       BOND        PARTNERS
                                                    ----------  ----------  -----------  ----------  ------------  ------------
INVESTMENT INCOME:
Dividends.........................................  $  131,034  $   64,106   $  --       $   28,644   $  112,452   $      6,470

EXPENSES:
Mortality and expense risk and administrative
  charges.........................................      60,653      20,389      12,757       29,014       29,820         64,981
                                                    ----------  ----------  -----------  ----------  ------------  ------------
  Net investment gain (loss)......................      70,381      43,717     (12,757)        (370)      82,632        (58,511)
                                                    ----------  ----------  -----------  ----------  ------------  ------------
NET REALIZED AND UNREALIZED GAIN ON
  INVESTMENTS:
Capital distribution from portfolio sponsors......      57,008     166,334      --          159,289       --             80,881
Net realized gain (loss) on share transactions....       2,967        (387)        103         (232)         110         (2,019)
                                                    ----------  ----------  -----------  ----------  ------------  ------------
  Net realized gain...............................      59,975     165,947         103      159,057          110         78,862
Net unrealized gain (loss)........................     468,302      99,863      61,456      (27,931)       8,894      1,271,284
                                                    ----------  ----------  -----------  ----------  ------------  ------------
  Net realized and unrealized gain
    on investments................................     528,277     265,810      61,559      131,126        9,004      1,350,146
                                                    ----------  ----------  -----------  ----------  ------------  ------------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS..  $  598,658  $  309,527   $  48,802   $  130,756   $   91,636   $  1,291,635
                                                    ----------  ----------  -----------  ----------  ------------  ------------
                                                    ----------  ----------  -----------  ----------  ------------  ------------

                                                              OCC ACCUMULATION
                                                            TRUST SUB-ACCOUNTS *
                                                    ------------------------------------
                                                      GLOBAL
                                                      EQUITY      MANAGED     SMALL CAP
                                                    ----------  ------------  ----------
INVESTMENT INCOME:
Dividends.........................................  $   36,437  $    119,991  $    9,776
EXPENSES:
Mortality and expense risk and administrative
  charges.........................................      76,755       245,571      19,273
                                                    ----------  ------------  ----------
  Net investment gain (loss)......................     (40,318)     (125,580)     (9,497)
                                                    ----------  ------------  ----------
NET REALIZED AND UNREALIZED GAIN ON
  INVESTMENTS:
Capital distribution from portfolio sponsors......      54,017        76,525      25,134
Net realized gain (loss) on share transactions....      (2,096)          412        (217)
                                                    ----------  ------------  ----------
  Net realized gain...............................      51,921        76,937      24,917
Net unrealized gain (loss)........................     767,457     3,785,792     239,507
                                                    ----------  ------------  ----------
  Net realized and unrealized gain
    on investments................................     819,378     3,862,729     264,424
                                                    ----------  ------------  ----------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS..  $  779,060  $  3,737,149  $  254,927
                                                    ----------  ------------  ----------
                                                    ----------  ------------  ----------

------------------------

* Formerly Quest for Value Accumulation Trust

  The Notes to Financial Statements are an integral part of these statements.

CG VARIABLE ANNUITY SEPARATE ACCOUNT II
FINANCIAL STATEMENTS
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1996

                                  ALGER AMERICAN PORTFOLIO SUB-ACCOUNTS                 FIDELITY VIP PORTFOLIO SUB-ACCOUNTS
                           ---------------------------------------------------   --------------------------------------------------
                                        LEVERAGED     MIDCAP        SMALL          EQUITY-       MONEY         HIGH
                             GROWTH       ALLCAP      GROWTH    CAPITALIZATION     INCOME        MARKET      INCOME *   OVERSEAS **
                           -----------  ----------  ----------  --------------   -----------  ------------  ----------  -----------
OPERATIONS:
Net investment gain
  (loss).................  $  (137,697) $  (48,267) $  (67,601)  $  (126,196)    $  (209,687) $    428,827  $  (19,299) $   (5,307)
Net realized gain
  (loss).................      229,107       8,055      80,821         1,764         340,521       --             (241)        168
Net unrealized gain......    1,131,951     218,998     345,620       109,613       2,059,625       --          196,922      64,159
                           -----------  ----------  ----------  --------------   -----------  ------------  ----------  -----------
  Net increase (decrease)
    from operations......    1,223,361     178,786     358,840       (14,819)      2,190,459       428,827     177,382      59,020
                           -----------  ----------  ----------  --------------   -----------  ------------  ----------  -----------
ACCUMULATION AND ANNUITY
  UNIT TRANSACTIONS:
Participant deposits.....   10,783,257   3,476,529   4,553,845     8,786,778      15,889,145    30,385,963   2,685,680   1,005,559
Participant transfers....    2,602,802     772,742   2,723,340     2,632,177       5,222,220   (26,362,351)  2,257,438     834,182
Participant
  withdrawals............     (294,588)    (53,503)    (98,852)     (281,569)     (1,664,909)     (825,252)   (237,110)     (4,152)
                           -----------  ----------  ----------  --------------   -----------  ------------  ----------  -----------
  Net increase from
    participant
    transactions.........   13,091,471   4,195,768   7,178,333    11,137,386      19,446,456     3,198,360   4,706,008   1,835,589
                           -----------  ----------  ----------  --------------   -----------  ------------  ----------  -----------
    Total increase in net
      assets.............   14,314,832   4,374,554   7,537,173    11,122,567      21,636,915     3,627,187   4,883,390   1,894,609
NET ASSETS:
Beginning of period......    3,860,017   1,209,214   2,038,525     3,271,500       6,546,342     6,975,643      --          --
                           -----------  ----------  ----------  --------------   -----------  ------------  ----------  -----------
End of period............  $18,174,849  $5,583,768  $9,575,698   $14,394,067     $28,183,257  $ 10,602,830  $4,883,390  $1,894,609
                           -----------  ----------  ----------  --------------   -----------  ------------  ----------  -----------
                           -----------  ----------  ----------  --------------   -----------  ------------  ----------  -----------
PARTICIPANT ACCUMULATION
  UNIT TRANSACTIONS
  (IN UNITS):
Participant deposits.....      754,789     213,846     291,599       581,020       1,139,160     2,865,808     244,193      87,926
Participant transfers....      195,742      49,618     185,959       191,180         402,052    (2,484,424)    204,741      79,892
Participant
  withdrawals............      (25,418)     (3,428)     (7,294)      (20,391)       (129,246)      (93,711)    (22,493)       (404)
                           -----------  ----------  ----------  --------------   -----------  ------------  ----------  -----------
  Net increase in units
    from participant
    transactions.........      925,113     260,036     470,264       751,809       1,411,966       287,673     426,441     167,414
                           -----------  ----------  ----------  --------------   -----------  ------------  ----------  -----------
                           -----------  ----------  ----------  --------------   -----------  ------------  ----------  -----------
PARTICIPANT ACCUMULATION
  UNIT TRANSACTIONS--
  NEW YORK CONTRACTS (IN
  UNITS):
Participant deposits.....       93,002      25,103      46,487        96,924         132,166        46,734      14,874      11,029
Participant transfers....        1,503         354       5,303           718           2,507       (35,793)     11,453         135
Participant
  withdrawals............         (331)       (185)       (158)         (469)         (1,120)         (353)       (213)     --
                           -----------  ----------  ----------  --------------   -----------  ------------  ----------  -----------
  Net increase in units
    from participant
    transactions.........       94,174      25,272      51,632        97,173         133,553        10,588      26,114      11,164
                           -----------  ----------  ----------  --------------   -----------  ------------  ----------  -----------
                           -----------  ----------  ----------  --------------   -----------  ------------  ----------  -----------

                               FIDELITY VIP II
                           PORTFOLIO SUB-ACCOUNTS
                           -----------------------
                             ASSET     INVESTMENT
                            MANAGER    GRADE BOND
                           ----------  -----------
OPERATIONS:
Net investment gain
  (loss).................  $   (3,908) $   44,176
Net realized gain
  (loss).................      23,191     (39,580)
Net unrealized gain......     318,766     134,649
                           ----------  -----------
  Net increase (decrease)
    from operations......     338,049     139,245
                           ----------  -----------
ACCUMULATION AND ANNUITY
  UNIT TRANSACTIONS:
Participant deposits.....   2,404,033   4,267,300
Participant transfers....     837,140     (43,936)
Participant
  withdrawals............     (79,225)    (43,602)
                           ----------  -----------
  Net increase from
    participant
    transactions.........   3,161,948   4,179,762
                           ----------  -----------
    Total increase in net
      assets.............   3,499,997   4,319,007
NET ASSETS:
Beginning of period......     703,613   1,521,578
                           ----------  -----------
End of period............  $4,203,610  $5,840,585
                           ----------  -----------
                           ----------  -----------
PARTICIPANT ACCUMULATION
  UNIT TRANSACTIONS
  (IN UNITS):
Participant deposits.....     171,951     398,943
Participant transfers....      69,399     (10,014)
Participant
  withdrawals............      (7,501)     (4,135)
                           ----------  -----------
  Net increase in units
    from participant
    transactions.........     233,849     384,794
                           ----------  -----------
                           ----------  -----------
PARTICIPANT ACCUMULATION
  UNIT TRANSACTIONS--
  NEW YORK CONTRACTS (IN
  UNITS):
Participant deposits.....      39,182       9,623
Participant transfers....         111       5,734
Participant
  withdrawals............      --            (112)
                           ----------  -----------
  Net increase in units
    from participant
    transactions.........      39,293      15,245
                           ----------  -----------
                           ----------  -----------

------------------------------
* Period from May 22, 1996 (date deposits first received) to December 31, 1996 ** Period from May 20, 1996 (date deposits first received) to December 31, 1996

  The Notes to Financial Statements are an integral part of these statements.

CG VARIABLE ANNUITY SEPARATE ACCOUNT II
FINANCIAL STATEMENTS (CONTINUED)
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1996

                                                                                                                  OCC
                                                                                                              ACCUMULATION
                                                                                                                 TRUST
                                                                                                              SUB-ACCOUNTS
                                      MFS SERIES SUB-ACCOUNTS               AMT PORTFOLIO SUB-ACCOUNTS        *
                                -----------------------------------   --------------------------------------  -----------
                                  TOTAL                    WORLD                     LIMITED                    GLOBAL
                                  RETURN    UTILITIES   GOVERNMENTS    BALANCED   MATURITY BOND    PARTNERS     EQUITY
                                ----------  ----------  -----------   ----------  -------------   ----------  -----------
OPERATIONS:
Net investment gain (loss)....  $   70,381  $   43,717  $  (12,757)   $     (370)  $   82,632     $  (58,511) $   (40,318)
Net realized gain.............      59,975     165,947         103       159,057          110         78,862       51,921
Net unrealized gain (loss)....     468,302      99,863      61,456       (27,931)       8,894      1,271,284      767,457
                                ----------  ----------  -----------   ----------  -------------   ----------  -----------
  Net increase from
    operations................     598,658     309,527      48,802       130,756       91,636      1,291,635      779,060
                                ----------  ----------  -----------   ----------  -------------   ----------  -----------
ACCUMULATION AND ANNUITY UNIT
  TRANSACTIONS:
Participant deposits..........   4,811,832   1,302,058     895,119     1,994,125    1,858,603      4,552,441    5,606,065
Participant transfers.........   1,778,613     721,609     229,235       421,781      669,231      2,538,705    2,295,536
Participant withdrawals.......    (126,130)    (54,286)     (8,402)      (59,302)     (82,873)      (209,905)    (124,119)
                                ----------  ----------  -----------   ----------  -------------   ----------  -----------
  Net increase from
    participant
    transactions..............   6,464,315   1,969,381   1,115,952     2,356,604    2,444,961      6,881,241    7,777,482
                                ----------  ----------  -----------   ----------  -------------   ----------  -----------
    Total increase in net
      assets..................   7,062,973   2,278,908   1,164,754     2,487,360    2,536,597      8,172,876    8,556,542
NET ASSETS:
Beginning of period...........   1,639,416     512,899     342,709       877,817    1,126,880      1,523,665    1,637,869
                                ----------  ----------  -----------   ----------  -------------   ----------  -----------
End of period.................  $8,702,389  $2,791,807  $1,507,463    $3,365,177   $3,663,477     $9,696,541  $10,194,411
                                ----------  ----------  -----------   ----------  -------------   ----------  -----------
                                ----------  ----------  -----------   ----------  -------------   ----------  -----------
PARTICIPANT ACCUMULATION UNIT
  TRANSACTIONS (IN UNITS):
Participant deposits..........     366,797     107,723      83,745       170,775      169,499        292,130      414,885
Participant transfers.........     150,703      56,058      22,912        43,636       62,483        177,633      191,626
Participant withdrawals.......     (12,384)     (5,435)       (890)       (9,256)      (7,823)       (14,893)     (13,386)
                                ----------  ----------  -----------   ----------  -------------   ----------  -----------
  Net increase in units from
    participant
    transactions..............     505,116     158,346     105,767       205,155      224,159        454,870      593,125
                                ----------  ----------  -----------   ----------  -------------   ----------  -----------
                                ----------  ----------  -----------   ----------  -------------   ----------  -----------
PARTICIPANT ACCUMULATION UNIT
  TRANSACTIONS--NEW YORK
  CONTRACTS (IN UNITS):
Participant deposits..........      52,285       6,315       3,803        18,125        6,724         55,862       35,481
Participant transfers.........         702       1,361      --               187      --               5,215           (4)
Participant withdrawals.......        (522)        (35)        (15)           (5)          (8)          (517)         (34)
                                ----------  ----------  -----------   ----------  -------------   ----------  -----------
  Net increase in units from
    participant
    transactions..............      52,465       7,641       3,788        18,307        6,716         60,560       35,443
                                ----------  ----------  -----------   ----------  -------------   ----------  -----------
                                ----------  ----------  -----------   ----------  -------------   ----------  -----------


                                               SMALL
                                  MANAGED       CAP
                                -----------  ----------
OPERATIONS:
Net investment gain (loss)....  $  (125,580) $   (9,497)
Net realized gain.............       76,937      24,917
Net unrealized gain (loss)....    3,785,792     239,507
                                -----------  ----------
  Net increase from
    operations................    3,737,149     254,927
                                -----------  ----------
ACCUMULATION AND ANNUITY UNIT
  TRANSACTIONS:
Participant deposits..........   17,033,548   1,053,997
Participant transfers.........    7,398,554     835,481
Participant withdrawals.......     (464,195)    (17,732)
                                -----------  ----------
  Net increase from
    participant
    transactions..............   23,967,907   1,871,746
                                -----------  ----------
    Total increase in net
      assets..................   27,705,056   2,126,673
NET ASSETS:
Beginning of period...........    5,421,786     629,653
                                -----------  ----------
End of period.................  $33,126,842  $2,756,326
                                -----------  ----------
                                -----------  ----------
PARTICIPANT ACCUMULATION UNIT
  TRANSACTIONS (IN UNITS):
Participant deposits..........    1,252,898      76,630
Participant transfers.........      600,178      68,956
Participant withdrawals.......      (38,164)     (1,484)
                                -----------  ----------
  Net increase in units from
    participant
    transactions..............    1,814,912     144,102
                                -----------  ----------
                                -----------  ----------
PARTICIPANT ACCUMULATION UNIT
  TRANSACTIONS--NEW YORK
  CONTRACTS (IN UNITS):
Participant deposits..........      172,222      17,377
Participant transfers.........        5,188         222
Participant withdrawals.......       (1,229)        (21)
                                -----------  ----------
  Net increase in units from
    participant
    transactions..............      176,181      17,578
                                -----------  ----------
                                -----------  ----------

------------------------------
* Formerly Quest for Value Accumulation Trust

  The Notes to Financial Statements are an integral part of these statements.

CG VARIABLE ANNUITY SEPARATE ACCOUNT II
FINANCIAL STATEMENTS
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD FROM INCEPTION (DATE DEPOSITS FIRST RECEIVED) TO DECEMBER 31,
1995

                                              ALGER AMERICAN PORTFOLIO SUB-ACCOUNTS
                                -----------------------------------------------------------------
                                                   LEVERAGED          MIDCAP           SMALL
                                    GROWTH           ALLCAP           GROWTH       CAPITALIZATION
                                --------------   --------------   --------------   --------------
Inception date................  April 12, 1995     June 2, 1995   April 10, 1995   April 10, 1995
OPERATIONS:
Net investment gain (loss)....    $   (9,984)      $   (3,487)      $   (5,589)      $   (8,458)
Net realized gain.............           977              947            1,696            1,901
Net unrealized gain (loss)....        (4,368)          33,801          (36,557)         (95,387)
                                --------------   --------------   --------------   --------------
  Net increase (decrease) from
    operations................       (13,375)          31,261          (40,450)        (101,944)
                                --------------   --------------   --------------   --------------
ACCUMULATION UNIT
  TRANSACTIONS:...............
Participant deposits..........     3,123,028        1,060,357        1,501,932        2,657,000
Participant transfers.........       758,535          120,303          580,520          720,359
Participant withdrawals.......        (8,171)          (2,707)          (3,477)          (3,915)
                                --------------   --------------   --------------   --------------
  Net increase from
    participant
    transactions..............     3,873,392        1,177,953        2,078,975        3,373,444
                                --------------   --------------   --------------   --------------
    Total increase in net
      assets..................     3,860,017        1,209,214        2,038,525        3,271,500
NET ASSETS:...................
Beginning of period...........       --               --               --               --
                                --------------   --------------   --------------   --------------
End of period.................    $3,860,017       $1,209,214       $2,038,525       $3,271,500
                                --------------   --------------   --------------   --------------
                                --------------   --------------   --------------   --------------
PARTICIPANT ACCUMULATION UNIT
  TRANSACTIONS (IN UNITS):
Participant deposits..........       251,529           78,344          119,409          197,891
Participant transfers.........        60,779            8,865           36,391           52,277
Participant withdrawals.......          (659)            (185)            (265)            (286)
                                --------------   --------------   --------------   --------------
  Net increase in units from
    participant
    transactions..............       311,649           87,024          155,535          249,882
                                --------------   --------------   --------------   --------------
                                --------------   --------------   --------------   --------------

                                         FIDELITY VIP                     FIDELITY VIP II
                                    PORTFOLIO SUB-ACCOUNTS            PORTFOLIO SUB-ACCOUNTS
                                -------------------------------   -------------------------------
                                   EQUITY-           MONEY            ASSET          INVESTMENT
                                    INCOME           MARKET          MANAGER         GRADE BOND
                                --------------   --------------   --------------   --------------
Inception date................  April 10, 1995     June 8, 1995   April 12, 1995    July 18, 1995
OPERATIONS:
Net investment gain (loss)....    $   22,188      $    149,438       $ (1,848)       $   (1,661)
Net realized gain.............         1,932          --                    9               195
Net unrealized gain (loss)....       268,841          --               26,341            24,098
                                --------------   --------------   --------------   --------------
  Net increase (decrease) from
    operations................       292,961           149,438         24,502            22,632
                                --------------   --------------   --------------   --------------
ACCUMULATION UNIT
  TRANSACTIONS:...............
Participant deposits..........     4,631,355        18,278,638        392,841           532,583
Participant transfers.........     1,625,177       (11,136,841)       286,354           971,815
Participant withdrawals.......        (3,151)         (315,592)           (84)           (5,452)
                                --------------   --------------   --------------   --------------
  Net increase from
    participant
    transactions..............     6,253,381         6,826,205        679,111         1,498,946
                                --------------   --------------   --------------   --------------
    Total increase in net
      assets..................     6,546,342         6,975,643        703,613         1,521,578
NET ASSETS:...................
Beginning of period...........       --               --              --                --
                                --------------   --------------   --------------   --------------
End of period.................    $6,546,342      $  6,975,643       $703,613        $1,521,578
                                --------------   --------------   --------------   --------------
                                --------------   --------------   --------------   --------------
PARTICIPANT ACCUMULATION UNIT
  TRANSACTIONS (IN UNITS):
Participant deposits..........       397,069         2,022,159         37,964            54,214
Participant transfers.........       142,943        (1,288,028)        24,419            90,676
Participant withdrawals.......          (271)          (53,275)            (8)             (543)
                                --------------   --------------   --------------   --------------
  Net increase in units from
    participant
    transactions..............       539,741           680,856         62,375           144,347
                                --------------   --------------   --------------   --------------
                                --------------   --------------   --------------   --------------

  The Notes to Financial Statements are an integral part of these statements.

CG VARIABLE ANNUITY SEPARATE ACCOUNT II
FINANCIAL STATEMENTS (CONTINUED)
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD FROM INCEPTION (DATE DEPOSITS FIRST RECEIVED) TO DECEMBER 31,
1995

                                         MFS SERIES SUB-ACCOUNTS                       AMT PORTFOLIO SUB-ACCOUNTS
                                ------------------------------------------   ----------------------------------------------
                                   TOTAL                          WORLD                         LIMITED
                                   RETURN        UTILITIES     GOVERNMENTS     BALANCED      MATURITY BOND      PARTNERS
                                ------------   -------------   -----------   -------------   -------------   --------------
                                                                   July 7,
Inception date................  July 7, 1995   July 27, 1995          1995   July 18, 1995     May 3, 1995   April 12, 1995
OPERATIONS:
Net investment gain (loss)....   $   26,717      $  7,004       $ 31,279       $ (2,421)      $   (3,879)      $   (3,539)
Net realized gain (loss)......       29,452        19,838        (21,937)         1,133               27              (48)
Net unrealized gain (loss)....       33,974         7,914         --                408           28,898           54,000
                                ------------   -------------   -----------   -------------   -------------   --------------
  Net increase (decrease) from
    operations................       90,143        34,756          9,342           (880)          25,046           50,413
                                ------------   -------------   -----------   -------------   -------------   --------------
ACCUMULATION UNIT
  TRANSACTIONS:
Participant deposits..........      934,440       174,285        297,436        716,989          363,173        1,246,722
Participant transfers.........      615,736       303,858         36,136        163,266          742,806          229,996
Participant withdrawals.......         (903)       --               (205)        (1,558)          (4,145)          (3,466)
                                ------------   -------------   -----------   -------------   -------------   --------------
  Net increase from
    participant
    transactions..............    1,549,273       478,143        333,367        878,697        1,101,834        1,473,252
                                ------------   -------------   -----------   -------------   -------------   --------------
    Total increase in net
      assets..................    1,639,416       512,899        342,709        877,817        1,126,880        1,523,665
NET ASSETS:
Beginning of period...........      --             --             --             --              --               --
                                ------------   -------------   -----------   -------------   -------------   --------------
End of period.................   $1,639,416      $512,899       $342,709       $877,817       $1,126,880       $1,523,665
                                ------------   -------------   -----------   -------------   -------------   --------------
                                ------------   -------------   -----------   -------------   -------------   --------------
PARTICIPANT ACCUMULATION UNIT
  TRANSACTIONS (IN UNITS):
Participant deposits..........       89,900        16,955         29,898         71,670           35,022          106,298
Participant transfers.........       59,168        28,174          3,466         13,957           72,221           19,681
Participant withdrawals.......          (83)       --                (20)          (150)            (403)            (285)
                                ------------   -------------   -----------   -------------   -------------   --------------
  Net increase in units from
    participant transactions..      148,985        45,129         33,344         85,477          106,840          125,694
                                ------------   -------------   -----------   -------------   -------------   --------------
                                ------------   -------------   -----------   -------------   -------------   --------------

                                     OCC ACCUMULATION TRUST SUB-ACCOUNTS*
                                ----------------------------------------------
                                    GLOBAL                           SMALL
                                    EQUITY          MANAGED           CAP
                                --------------   -------------   -------------

Inception date................  April 10, 1995   June 19, 1995   June 27, 1995
OPERATIONS:
Net investment gain (loss)....    $    1,199      $  (15,465)      $ (1,863)
Net realized gain (loss)......        31,761             663              3
Net unrealized gain (loss)....       (17,464)        234,982         16,355
                                --------------   -------------   -------------
  Net increase (decrease) from
    operations................        15,496         220,180         14,495
                                --------------   -------------   -------------
ACCUMULATION UNIT
  TRANSACTIONS:
Participant deposits..........       917,056       3,661,487        263,145
Participant transfers.........       705,765       1,553,474        353,852
Participant withdrawals.......          (448)        (13,355)        (1,839)
                                --------------   -------------   -------------
  Net increase from
    participant
    transactions..............     1,622,373       5,201,606        615,158
                                --------------   -------------   -------------
    Total increase in net
      assets..................     1,637,869       5,421,786        629,653
NET ASSETS:
Beginning of period...........       --              --              --
                                --------------   -------------   -------------
End of period.................    $1,637,869      $5,421,786       $629,653
                                --------------   -------------   -------------
                                --------------   -------------   -------------
PARTICIPANT ACCUMULATION UNIT
  TRANSACTIONS (IN UNITS):
Participant deposits..........        79,268         344,364         25,109
Participant transfers.........        60,048         143,046         33,069
Participant withdrawals.......           (29)           (882)          (174)
                                --------------   -------------   -------------
  Net increase in units from
    participant transactions..       139,287         486,528         58,004
                                --------------   -------------   -------------
                                --------------   -------------   -------------

------------------------------

*  Formerly Quest for Value Accumulation Trust

  The Notes to Financial Statements are an integral part of these statements.

CG VARIABLE ANNUITY SEPARATE ACCOUNT II
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1996
--------------------------------------------------------------------------------

1.  ORGANIZATION

    CG Variable Annuity Separate Account II (the Account) is registered as a Unit Investment Trust under the Investment Company Act of 1940, as amended. The operations of the Account are part of the operations of Connecticut General Life Insurance Company (CG Life). The assets and liabilities of the Account are clearly identified and distinguished from other assets and liabilities of CG Life. The assets of the Account are not available to meet the general obligations of CG Life and are held for the exclusive benefit of the participants. Beginning in 1996, the Account included two contract types. One contract is used for all states with the exception of New York; the other is used only for New York. Each contract has its own terms and fees. (See Note 4)

    The assets of the Account are divided into variable sub-accounts each of which is invested in shares of one of nineteen portfolios (mutual funds) of six diversified open-end management investment companies, each portfolio with its own investment objective. The variable sub-accounts are:

    ALGER AMERICAN FUND:--

       Alger American Growth Portfolio

       Alger American Leveraged AllCap Portfolio

       Alger American MidCap Growth Portfolio

       Alger American Small Capitalization Portfolio

    FIDELITY VARIABLE INSURANCE PRODUCTS FUND:--

       Equity-Income Portfolio

       Money Market Portfolio

       High Income Portfolio

       Overseas Portfolio

    FIDELITY VARIABLE INSURANCE PRODUCTS FUND II:--

       Asset Manager Portfolio

       Investment Grade Bond Portfolio

    MFS VARIABLE INSURANCE TRUST:--

       MFS Total Return Series

       MFS Utilities Series

       MFS World Governments Series

    NEUBERGER & BERMAN ADVISERS MANAGEMENT TRUST:--

       AMT Balanced Portfolio

       AMT Limited Maturity Bond Portfolio

       AMT Partners Portfolio

    OCC (FORMERLY QUEST FOR VALUE) ACCUMULATION TRUST:--

       OCC Global Equity Portfolio

       OCC Managed Portfolio

       OCC Small Cap Portfolio

2.  SIGNIFICANT ACCOUNTING POLICIES

    These financial statements have been prepared in conformity with generally accepted accounting principles. The following is a summary of significant accounting policies consistently followed in the preparation of the Account's financial statements.

CG VARIABLE ANNUITY SEPARATE ACCOUNT II
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1996
--------------------------------------------------------------------------------

2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
A. INVESTMENT VALUATION: -- Investments held by the sub-accounts are valued at their respective closing net asset value per share as determined by the mutual funds as of December 31, 1996. The change in the difference between cost and value is reflected as unrealized gain (loss) in the Statements of Operations.

B. INVESTMENT TRANSACTIONS: -- Investment transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on sales of investments are determined by the last-in, first-out cost basis of the investment sold. Dividend and capital gain distributions are recorded on the ex-dividend date. Investment transactions are settled through CG Life.

C. FEDERAL INCOME TAXES: -- The operations of the Account form a part of, and are taxed with, the total operations of CG Life, which is taxed as a life insurance company. Under existing federal income tax law, investment income (dividends) and capital gains attributable to the Account are not taxed.

D. ANNUITY RESERVES: -- The amount of annuity reserves is determined by actuarial assumptions which meet statutory requirements. Gains or losses resulting from the actual mortality experience, the responsibility of which is assumed by CG Life, are offset by transfers to or from CG Life.

3.  INVESTMENTS

    Total shares held and cost of investments at December 31, 1996 were:

------------------------------------------------------------------------------------------------------------------
                                                                                          SHARES        COST OF
SUB-ACCOUNT                                                                                HELD       INVESTMENTS
------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio......................................................       529,416  $  17,047,266
Alger American Leveraged AllCap Portfolio............................................       288,418      5,330,969
Alger American MidCap Growth Portfolio...............................................       448,510      9,266,635
Alger American Small Capitalization Portfolio........................................       351,847     14,379,841
Fidelity Equity-Income Portfolio.....................................................     1,340,145     25,854,791
Fidelity Money Market Portfolio......................................................    10,602,830     10,602,830
Fidelity High Income Portfolio.......................................................       390,047      4,686,468
Fidelity Overseas Portfolio..........................................................       100,563      1,830,450
Fidelity Asset Manager Portfolio.....................................................       248,294      3,858,503
Fidelity Investment Grade Bond Portfolio.............................................       477,172      5,681,838
MFS Total Return Series..............................................................       634,748      8,200,113
MFS Utilities Series.................................................................       204,378      2,684,030
MFS World Governments Series.........................................................       142,482      1,467,944
AMT Balanced Portfolio...............................................................       211,380      3,392,700
AMT Limited Maturity Bond Portfolio..................................................       260,746      3,625,685
AMT Partners Portfolio...............................................................       588,382      8,371,257
OCC Global Equity Portfolio..........................................................       770,553      9,444,418
OCC Managed Portfolio................................................................       914,853     29,106,068
OCC Small Cap Portfolio..............................................................       121,907      2,500,464
------------------------------------------------------------------------------------------------------------------

CG VARIABLE ANNUITY SEPARATE ACCOUNT II
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1996
--------------------------------------------------------------------------------

3.  INVESTMENTS (CONTINUED)
    Total purchases and sales of shares of the mutual funds, for the year ended December 31, 1996, amounted to:

------------------------------------------------------------------------------------------------------------------
SUB-ACCOUNT                                                                             PURCHASES        SALES
------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio.....................................................  $  13,931,508  $     739,129
Alger American Leveraged AllCap Portfolio...........................................      7,351,139      3,172,793
Alger American MidCap Growth Portfolio..............................................      7,682,758        484,312
Alger American Small Capitalization Portfolio.......................................     14,392,699      3,346,542
Fidelity Equity-Income Portfolio....................................................     21,715,591      2,139,050
Fidelity Money Market Portfolio.....................................................     28,429,874     24,802,687
Fidelity High Income Portfolio*.....................................................      4,876,276        189,567
Fidelity Overseas Portfolio**.......................................................      1,868,587         38,305
Fidelity Asset Manager Portfolio....................................................      3,462,313        280,531
Fidelity Investment Grade Bond Portfolio............................................      6,760,574      2,536,636
MFS Total Return Series.............................................................      6,790,994        199,290
MFS Utilities Series................................................................      2,382,728        203,296
MFS World Governments Series........................................................      1,272,231        169,036
AMT Balanced Portfolio..............................................................      2,909,535        394,012
AMT Limited Maturity Bond Portfolio.................................................      2,728,825        201,232
AMT Partners Portfolio..............................................................      7,173,583        269,972
OCC Global Equity Portfolio.........................................................      9,336,858      1,542,111
OCC Managed Portfolio...............................................................     24,355,269        436,417
OCC Small Cap Portfolio.............................................................      2,036,666        149,283
------------------------------------------------------------------------------------------------------------------

*  Period from May 22, 1996 (date deposits first received) to December 31, 1996.

** Period from May 20, 1996 (date deposits first received) to December 31, 1996.

CG VARIABLE ANNUITY SEPARATE ACCOUNT II
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1996
--------------------------------------------------------------------------------

4.  CHARGES AND DEDUCTIONS

    CG Life assumes the risk that annuitants may live longer than expected and also assumes a mortality risk in connection with the death benefits of the contract. CG Life also assumes a risk that its actual administrative expenses may be higher than amounts deducted for such expenses. CG Life charges each variable sub-account the daily equivalent of 1.20%, on an annual basis, of the current value of each sub-account's assets for the assumption of these risks. For contracts sold in the state of New York, after April 30, 1996, annual fees of 1.25% are charged for mortality and expense risks; .05% of this charge was waived from May 1, 1996 through June 30, 1996.

    CG Life also deducts a daily administrative fee from the assets of each variable sub-account as partial reimbursement for administrative expenses relating to the issuance and maintenance of the contract and the participant's annuity account. This charge is currently at an effective annual rate of .10%. For contracts sold in the state of New York, after April 30, 1996, the effective annual rate is .15%.

    As partial compensation for administrative services provided, CG Life additionally receives a $35 ($30 on New York contracts) annuity account fee per year from each contract. This charge is deducted from the fixed or variable sub-account of the participant or on a pro-rata basis from two or more fixed or variable sub-accounts in relation to their values under the contract. Fixed sub-accounts are part of the general account of CG Life and are not included in these financial statements. The annuity account fee will be waived for any contract year in which the annuity account value equals or exceeds $100,000 as of the last valuation date of the contract year. Annuity account fees, for the variable sub-accounts, amounting to $25,726, were deducted for the year ended December 31, 1996.

    For an additional charge (optional death benefit fee), an optional death benefit may be selected by the participant. The optional death benefit fee will be deducted from the participant's fixed or variable sub-account or on a pro-rata basis from two or more fixed or variable sub-accounts in relation to their values under the contract on the date of each contract anniversary. For contracts that are issued in the state of New York, the optional death benefit is not available. The optional death benefit fees, for the variable sub-accounts, amounted to $856 for the year ended December 31, 1996.

    Under certain circumstances, CG Life reserves the right to charge a transfer fee of up to $10 for transfers between sub-accounts. Transfer fees, for the variable sub-accounts, amounted to $60 for the year ended December 31, 1996.

CG VARIABLE ANNUITY SEPARATE ACCOUNT II
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1996
--------------------------------------------------------------------------------

4.  CHARGES AND DEDUCTIONS (CONTINUED)
    The fees charged by CG Life for mortality and expense risks and administrative fees, from variable sub-accounts, for the year ended December 31, 1996, amounted to:

-----------------------------------------------------------------------------------------------
                                                                        MORTALITY   ASSET BASED
                                                                       AND EXPENSE  ADMINISTRATIVE
SUB-ACCOUNT                                                             RISK FEES      FEES
-----------------------------------------------------------------------------------------------
Alger American Growth Portfolio***...................................   $ 132,199    $  11,142
Alger American Leveraged AllCap Portfolio***.........................      44,522        3,745
Alger American MidCap Growth Portfolio***............................      62,343        5,258
Alger American Small Capitalization Portfolio***.....................     116,366        9,830
Fidelity Equity-Income Portfolio***..................................     204,313       17,227
Fidelity Money Market Portfolio......................................     132,303       11,057
Fidelity High Income Portfolio*......................................      17,787        1,512
Fidelity Overseas Portfolio**........................................       4,882          425
Fidelity Asset Manager Portfolio***..................................      30,139        2,562
Fidelity Investment Grade Bond Portfolio.............................      43,098        3,611
MFS Total Return Series***...........................................      55,882        4,771
MFS Utilities Series.................................................      18,810        1,579
MFS World Governments Series***......................................      11,769          988
AMT Balanced Portfolio***............................................      26,754        2,260
AMT Limited Maturity Bond Portfolio..................................      27,516        2,304
AMT Partners Portfolio***............................................      59,909        5,072
OCC Global Equity Portfolio***.......................................      70,804        5,951
OCC Managed Portfolio***.............................................     226,451       19,120
OCC Small Cap Portfolio***...........................................      17,773        1,500
-----------------------------------------------------------------------------------------------

*   Period from May 22, 1996 (date deposits first received) to December 31,
    1996.

**  Period from May 20, 1996 (date deposits first received) to December 31,
    1996.

*** Mortality and expense risk fees waived, for the period from May 1, 1996 to June 30, 1996, amounted to:

--------------------------------------------------------------------------------
                                                                   MORTALITY AND
                                                                   EXPENSE RISK
SUB-ACCOUNT                                                         FEES WAIVED
--------------------------------------------------------------------------------
Alger American Growth Portfolio..................................    $       2
Alger American Leveraged AllCap Portfolio........................            2
Alger American MidCap Growth Portfolio...........................            3
Alger American Small Capitalization Portfolio....................            7
Fidelity Equity-Income Portfolio.................................           13
Fidelity Asset Manager Portfolio.................................            2
MFS Total Return Series..........................................            4
MFS World Governments Series.....................................            1
AMT Balanced Portfolio...........................................            1
AMT Partners Portfolio...........................................            4
OCC Global Equity Portfolio......................................            3
OCC Managed Portfolio............................................           10
OCC Small Cap Portfolio..........................................            1
--------------------------------------------------------------------------------

CG VARIABLE ANNUITY SEPARATE ACCOUNT II
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1996
--------------------------------------------------------------------------------

4.  CHARGES AND DEDUCTIONS (CONTINUED)
    No deduction for sales charges is made from a premium payment. However, if a cash withdrawal is made, a withdrawal charge (contingent deferred sales charge) may be assessed by CG Life. The withdrawal charge, if assessed, varies from 0-7% depending upon the duration of each contract deposit. The withdrawal charge is deducted from withdrawal proceeds for full withdrawals and reduces the remaining account value for partial withdrawals. These charges are paid to CG Life as reimbursement for services provided. These services include commissions paid to sales personnel, the costs associated with preparation of sales literature and other promotional costs and acquisition expenses. Withdrawal charges paid to CG Life for the variable sub-accounts, for the year ended December 31, 1996, amounted to $39,289.

5.  DISTRIBUTION OF NET INCOME

    The Account does not expect to declare dividends to participants from accumulated net income. The accumulated net income is distributed to participants as part of surrenders, death benefits, transfers to other fixed or variable sub-accounts or annuity payments in excess of net purchase payments.

6.  DIVERSIFICATION REQUIREMENTS

    Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the Code), a variable annuity contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account, on which the contract is based, are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. CG Life believes, based on assurances from the mutual fund managers, that the mutual funds satisfy the requirements of the regulations.

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of Connecticut General
Life Insurance Company and Participants of the
CG Variable Annuity Separate Account II

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the sub-accounts, Alger American Fund--Alger American Growth Portfolio, Alger American Leveraged AllCap Portfolio, Alger American MidCap Growth Portfolio, Alger American Small Capitalization Portfolio; Fidelity Variable Insurance Products Fund--Equity-Income Portfolio, Money Market Portfolio, High Income Portfolio, Overseas Portfolio; Fidelity Variable Insurance Products Fund II--Asset Manager Portfolio, Investment Grade Bond Portfolio; MFS Variable Insurance Trust--MFS Total Return Series, MFS Utilities Series, MFS World Governments Series; Neuberger & Berman Advisers Management Trust--AMT Balanced Portfolio, AMT Limited Maturity Bond Portfolio, AMT Partners Portfolio; OCC (formerly Quest for Value) Accumulation Trust--OCC Global Equity Portfolio, OCC Managed Portfolio, OCC Small Cap Portfolio (constituting the CG Variable Annuity Separate Account II, hereafter referred to as "the Account") at December 31, 1996, the results of each of their operations and the changes in each of their net assets for the periods indicated, in conformity with generally accepted accounting principles. These financial statements are the responsibility of the Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1996 by correspondence with the custodians, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
Hartford, Connecticut
February 20, 1997

CIGNA VARIABLE ANNUITY SEPARATE ACCOUNT I
FINANCIAL STATEMENTS
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 1996

                                      ALGER AMERICAN PORTFOLIO SUB-ACCOUNTS               FIDELITY VIP PORTFOLIO SUB-ACCOUNTS
                                --------------------------------------------------   ----------------------------------------------
                                            LEVERAGED     MIDCAP        SMALL         EQUITY-      MONEY        HIGH
                                  GROWTH      ALLCAP      GROWTH    CAPITALIZATION     INCOME      MARKET      INCOME     OVERSEAS
                                ----------  ----------  ----------  --------------   ----------  ----------  ----------  ----------
ASSETS:
Investment in variable
 insurance funds at value.....  $4,396,364  $1,590,740  $3,147,650    $3,844,573     $4,668,653  $3,540,190  $1,889,646  $  821,424
Receivable from CIGNA Life
 Insurance Company............      15,122          51       2,997         3,824          5,983      --           2,044       3,051
Receivable for fund shares
 sold.........................      --          --          --           --              --             127      --          --
                                ----------  ----------  ----------  --------------   ----------  ----------  ----------  ----------
  Total assets................   4,411,486   1,590,791   3,150,647     3,848,397      4,674,636   3,540,317   1,891,690     824,475
                                ----------  ----------  ----------  --------------   ----------  ----------  ----------  ----------
LIABILITIES:
Payable to CIGNA Life
 Insurance Company............      --          --          --           --              --             127      --          --
Payable for fund shares
 purchased....................      15,122          51       2,997         3,824          5,983      --           2,044       3,051
                                ----------  ----------  ----------  --------------   ----------  ----------  ----------  ----------
  Total liabilities...........      15,122          51       2,997         3,824          5,983         127       2,044       3,051
                                ----------  ----------  ----------  --------------   ----------  ----------  ----------  ----------
  Net assets..................  $4,396,364  $1,590,740  $3,147,650    $3,844,573     $4,668,653  $3,540,190  $1,889,646  $  821,424
                                ----------  ----------  ----------  --------------   ----------  ----------  ----------  ----------
                                ----------  ----------  ----------  --------------   ----------  ----------  ----------  ----------
Accumulation units
 outstanding..................     433,381     151,397     278,077       389,564        423,894     342,418     177,276      77,201
Net asset value per
 accumulation unit............  $10.144346  $10.507089  $11.319352    $ 9.868924     $11.013725  $10.338796  $10.659332  $10.640099

                                   FIDELITY VIP II
                                PORTFOLIO SUB-ACCOUNTS
                                ----------------------
                                  ASSET     INVESTMENT
                                 MANAGER    GRADE BOND
                                ----------  ----------
ASSETS:
Investment in variable
 insurance funds at value.....  $  499,311  $1,149,762
Receivable from CIGNA Life
 Insurance Company............      --          29,960
Receivable for fund shares
 sold.........................      --          --
                                ----------  ----------
  Total assets................     499,311   1,179,722
                                ----------  ----------
LIABILITIES:
Payable to CIGNA Life
 Insurance Company............      --          --
Payable for fund shares
 purchased....................      --          29,960
                                ----------  ----------
  Total liabilities...........      --          29,960
                                ----------  ----------
  Net assets..................  $  499,311  $1,149,762
                                ----------  ----------
                                ----------  ----------
Accumulation units
 outstanding..................      44,934     111,872
Net asset value per
 accumulation unit............  $11.112123  $10.277513

  The Notes to Financial Statements are an integral part of these statements.

CIGNA VARIABLE ANNUITY SEPARATE ACCOUNT I
FINANCIAL STATEMENTS (CONTINUED)
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 1996

                                                                                                     AMT PORTFOLIO SUB-ACCOUNTS
                                                                 MFS SERIES SUB-ACCOUNTS        ------------------------------------
                                                           -----------------------------------                LIMITED
                                                             TOTAL                    WORLD                   MATURITY
                                                             RETURN    UTILITIES   GOVERNMENTS   BALANCED       BOND       PARTNERS
                                                           ----------  ----------  -----------  ----------  ------------  ----------
ASSETS:
Investment in variable insurance funds at value..........  $2,214,668  $  247,097   $ 278,553   $  753,511   $  288,631   $3,326,210
Receivable from CIGNA Life Insurance Company.............       2,275      --          --              798       --           11,986
Receivable for fund shares sold..........................      --          --          --           --           --           --
                                                           ----------  ----------  -----------  ----------  ------------  ----------
  Total assets...........................................   2,216,943     247,097     278,553      754,309      288,631    3,338,196
                                                           ----------  ----------  -----------  ----------  ------------  ----------
LIABILITIES:
Payable to CIGNA Life Insurance Company..................      --          --          --           --           --           --
Payable for fund shares purchased........................       2,275      --          --              798       --           11,986
                                                           ----------  ----------  -----------  ----------  ------------  ----------
  Total liabilities......................................       2,275      --          --              798       --           11,986
                                                           ----------  ----------  -----------  ----------  ------------  ----------
  Net assets.............................................  $2,214,668  $  247,097   $ 278,553   $  753,511   $  288,631   $3,326,210
                                                           ----------  ----------  -----------  ----------  ------------  ----------
                                                           ----------  ----------  -----------  ----------  ------------  ----------
Accumulation units outstanding...........................     202,532      20,800      26,627       73,897       28,081      273,165
Net asset value per accumulation unit....................  $10.934889  $11.879471   $10.461237  $10.196779   $10.278541   $12.176555


                                                              OCC ACCUMULATION TRUST SUB-
                                                                       ACCOUNTS*
                                                           ----------------------------------
                                                             GLOBAL
                                                             EQUITY     MANAGED    SMALL CAP
                                                           ----------  ----------  ----------
ASSETS:
Investment in variable insurance funds at value..........  $4,198,113  $6,618,127  $1,138,874
Receivable from CIGNA Life Insurance Company.............       6,880       7,376          66
Receivable for fund shares sold..........................      --          --          --
                                                           ----------  ----------  ----------
  Total assets...........................................   4,204,993   6,625,503   1,138,940
                                                           ----------  ----------  ----------
LIABILITIES:
Payable to CIGNA Life Insurance Company..................      --          --          --
Payable for fund shares purchased........................       6,880       7,376          66
                                                           ----------  ----------  ----------
  Total liabilities......................................       6,880       7,376          66
                                                           ----------  ----------  ----------
  Net assets.............................................  $4,198,113  $6,618,127  $1,138,874
                                                           ----------  ----------  ----------
                                                           ----------  ----------  ----------
Accumulation units outstanding...........................     380,111     571,756     100,116
Net asset value per accumulation unit....................  $11.044449  $11.575082  $11.375492

------------------------

* Formerly Quest for Value Accumulation Trust

  The Notes to Financial Statements are an integral part of these statements.

CIGNA VARIABLE ANNUITY SEPARATE ACCOUNT I
FINANCIAL STATEMENTS
STATEMENTS OF OPERATIONS
FOR THE PERIOD FROM INCEPTION (DATE DEPOSITS
FIRST RECEIVED) TO DECEMBER 31, 1996

                                 ALGER AMERICAN PORTFOLIO SUB-ACCOUNTS                 FIDELITY VIP PORTFOLIO SUB-ACCOUNTS
                         ------------------------------------------------------  ------------------------------------------------
                                        LEVERAGED     MIDCAP         SMALL         EQUITY-                      HIGH
                            GROWTH       ALLCAP       GROWTH     CAPITALIZATION     INCOME     MONEY MARKET    INCOME    OVERSEAS
                         ------------  -----------  -----------  --------------  ------------  ------------   --------   --------
Inception Date.........  February 23,  February 9,  January 19,   February 9,    February 20,  February 22,   May 17,    May 13,
                             1996         1996         1996           1996           1996          1996         1996       1996
INVESTMENT INCOME:
Dividends..............    $    559      $--         $ --           $--            $ --          $115,207     $ --       $ --

EXPENSES:
Mortality and expense
  risk and
  administrative
  charges..............      22,375        7,549       14,877         19,633         23,420        28,775       7,249      2,735
                         ------------  -----------  -----------  --------------  ------------  ------------   --------   --------
  Net investment gain
    (loss).............     (21,816)      (7,549)     (14,877)       (19,633)       (23,420)       86,432      (7,249)    (2,735)
                         ------------  -----------  -----------  --------------  ------------  ------------   --------   --------
NET REALIZED AND
  UNREALIZED GAIN
  (LOSS) ON
  INVESTMENTS:
Capital distributions
  from portfolio
  sponsors.............      23,616        1,044        7,543          2,787         --            --           --         --
Net realized gain
  (loss) on share
  transactions.........         (74)      (4,573)         405            130          1,656        --             (10)         7
                         ------------  -----------  -----------  --------------  ------------  ------------   --------   --------
  Net realized gain
    (loss).............      23,542       (3,529)       7,948          2,917          1,656        --             (10)         7
Net unrealized gain
  (loss)...............     186,010       21,298      128,511         (9,354)       317,747        --          74,586     38,035
                         ------------  -----------  -----------  --------------  ------------  ------------   --------   --------
  Net realized and
    unrealized gain
    (loss) on
    investments........     209,552       17,769      136,459         (6,437)       319,403        --          74,576     38,042
                         ------------  -----------  -----------  --------------  ------------  ------------   --------   --------
INCREASE (DECREASE) IN
  NET ASSETS RESULTING
  FROM OPERATIONS......    $187,736      $10,220     $121,582       $(26,070)      $295,983      $ 86,432     $67,327    $35,307
                         ------------  -----------  -----------  --------------  ------------  ------------   --------   --------
                         ------------  -----------  -----------  --------------  ------------  ------------   --------   --------

                            FIDELITY VIP II
                               PORTFOLIO
                             SUB-ACCOUNTS
                         ---------------------
                          ASSET     INVESTMENT
                         MANAGER    GRADE BOND
                         --------   ----------
Inception Date.........  March 1,    March 1,
                           1996        1996
INVESTMENT INCOME:
Dividends..............  $ --        $ --
EXPENSES:
Mortality and expense
  risk and
  administrative
  charges..............    2,834       6,076
                         --------   ----------
  Net investment gain
    (loss).............   (2,834)     (6,076)
                         --------   ----------
NET REALIZED AND
  UNREALIZED GAIN
  (LOSS) ON
  INVESTMENTS:
Capital distributions
  from portfolio
  sponsors.............    --          --
Net realized gain
  (loss) on share
  transactions.........      277         568
                         --------   ----------
  Net realized gain
    (loss).............      277         568
Net unrealized gain
  (loss)...............   36,730      34,504
                         --------   ----------
  Net realized and
    unrealized gain
    (loss) on
    investments........   37,007      35,072
                         --------   ----------
INCREASE (DECREASE) IN
  NET ASSETS RESULTING
  FROM OPERATIONS......  $34,173     $28,996
                         --------   ----------
                         --------   ----------

  The Notes to Financial Statements are an integral part of these statements.

CIGNA VARIABLE ANNUITY SEPARATE ACCOUNT I
FINANCIAL STATEMENTS (CONTINUED)
STATEMENTS OF OPERATIONS
FOR THE PERIOD FROM INCEPTION (DATE DEPOSITS
FIRST RECEIVED) TO DECEMBER 31, 1996

                                       MFS SERIES SUB-ACCOUNTS                    AMT PORTFOLIO SUB-ACCOUNTS
                                --------------------------------------   --------------------------------------------
                                                              WORLD                        LIMITED
                                TOTAL RETURN   UTILITIES   GOVERNMENTS     BALANCED     MATURITY BOND      PARTNERS
                                ------------   ---------   -----------   ------------   --------------   ------------
Inception Date................  February 22,   March 15,    February     February 22,    February 20,    February 20,
                                    1996         1996       20, 1996         1996            1996            1996
INVESTMENT INCOME:
Dividends.....................    $ 33,418      $ 5,713      $--           $   471         $ 5,506         $    218

EXPENSES:
Mortality and expense risk and
  administrative charges......       9,797        1,391        1,037         3,578           1,643           15,537
                                ------------   ---------   -----------   ------------      -------       ------------
  Net investment gain
    (loss)....................      23,621        4,322       (1,037)       (3,107)          3,863          (15,319)
                                ------------   ---------   -----------   ------------      -------       ------------
NET REALIZED AND UNREALIZED
  GAIN ON INVESTMENTS:
Capital distributions from
  portfolio sponsors..........      14,539       14,823       --             2,619          --                2,724
Net realized gain (loss) on
  share transactions..........         377           94            1           520          (5,482)             491
                                ------------   ---------   -----------   ------------      -------       ------------
  Net realized gain (loss)....      14,916       14,917            1         3,139          (5,482)           3,215
Net unrealized gain...........      76,713        7,903        6,883        21,429           7,496          385,732
                                ------------   ---------   -----------   ------------      -------       ------------
  Net realized and unrealized
    gain on investments.......      91,629       22,820        6,884        24,568           2,014          388,947
                                ------------   ---------   -----------   ------------      -------       ------------
INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS...    $115,250      $27,142      $ 5,847       $21,461         $ 5,877         $373,628
                                ------------   ---------   -----------   ------------      -------       ------------
                                ------------   ---------   -----------   ------------      -------       ------------

                                        OCC ACCUMULATION TRUST
                                            SUB-ACCOUNTS *
                                --------------------------------------
                                  GLOBAL
                                  EQUITY        MANAGED      SMALL CAP
                                -----------   ------------   ---------
Inception Date................  February 9,   February 20,   March 1,
                                   1996           1996         1996
INVESTMENT INCOME:
Dividends.....................   $ 14,529       $  2,265      $ --
EXPENSES:
Mortality and expense risk and
  administrative charges......     20,926         34,377        5,334
                                -----------   ------------   ---------
  Net investment gain
    (loss)....................     (6,397)       (32,112)      (5,334)
                                -----------   ------------   ---------
NET REALIZED AND UNREALIZED
  GAIN ON INVESTMENTS:
Capital distributions from
  portfolio sponsors..........     22,283          1,445        --
Net realized gain (loss) on
  share transactions..........      9,213         14,922          337
                                -----------   ------------   ---------
  Net realized gain (loss)....     31,496         16,367          337
Net unrealized gain...........    225,407        599,532       88,887
                                -----------   ------------   ---------
  Net realized and unrealized
    gain on investments.......    256,903        615,899       89,224
                                -----------   ------------   ---------
INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS...   $250,506       $583,787      $83,890
                                -----------   ------------   ---------
                                -----------   ------------   ---------

------------------------------

* Formerly Quest for Value Accumulation Trust

  The Notes to Financial Statements are an integral part of these statements.

CIGNA VARIABLE ANNUITY SEPARATE ACCOUNT I
FINANCIAL STATEMENTS
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD FROM INCEPTION (DATE DEPOSITS
FIRST RECEIVED) TO DECEMBER 31, 1996

                                 ALGER AMERICAN PORTFOLIO SUB-ACCOUNTS                  FIDELITY VIP PORTFOLIO SUB-ACCOUNTS
                         ------------------------------------------------------   ------------------------------------------------
                                       LEVERAGED     MIDCAP          SMALL          EQUITY-         MONEY        HIGH
                            GROWTH       ALLCAP      GROWTH      CAPITALIZATION      INCOME        MARKET       INCOME    OVERSEAS
                         ------------  ----------  -----------   --------------   ------------   -----------  ----------  --------
Inception Date.........  February 23,   February   January 19,    February 9,     February 20,    February     May 17,    May 13,
                             1996       9, 1996       1996            1996            1996        22, 1996       1996       1996
OPERATIONS:
Net investment gain
 (loss)................   $  (21,816)  $   (7,549) $  (14,877)     $  (19,633)     $  (23,420)   $    86,432  $   (7,249) $ (2,735)
Net realized gain
 (loss)................       23,542       (3,529)      7,948           2,917           1,656        --              (10)        7
Net unrealized gain
 (loss)................      186,010       21,298     128,511          (9,354)        317,747        --           74,586    38,035
                         ------------  ----------  -----------   --------------   ------------   -----------  ----------  --------
  Net increase
    (decrease) from
    operations.........      187,736       10,220     121,582         (26,070)        295,983         86,432      67,327    35,307
                         ------------  ----------  -----------   --------------   ------------   -----------  ----------  --------
ACCUMULATION UNIT
 TRANSACTIONS:
Participant deposits...    3,317,873    1,651,397   1,942,260       2,839,597       3,239,285     13,217,666   1,400,589   333,797
Participant
 transfers.............      925,179      299,414   1,093,142       1,040,987       1,177,728     (9,729,196)    422,934   453,233
Participant
 withdrawals...........      (34,424)    (370,291)     (9,334)         (9,941)        (44,343)       (34,712)     (1,204)     (913)
                         ------------  ----------  -----------   --------------   ------------   -----------  ----------  --------
  Net increase from
    participant
    transactions.......    4,208,628    1,580,520   3,026,068       3,870,643       4,372,670      3,453,758   1,822,319   786,117
                         ------------  ----------  -----------   --------------   ------------   -----------  ----------  --------
    Total increase in
      net assets.......    4,396,364    1,590,740   3,147,650       3,844,573       4,668,653      3,540,190   1,889,646   821,424
NET ASSETS:
Beginning of period....      --            --          --             --              --             --           --         --
                         ------------  ----------  -----------   --------------   ------------   -----------  ----------  --------
End of period..........   $4,396,364   $1,590,740  $3,147,650      $3,844,573      $4,668,653    $ 3,540,190  $1,889,646  $821,424
                         ------------  ----------  -----------   --------------   ------------   -----------  ----------  --------
                         ------------  ----------  -----------   --------------   ------------   -----------  ----------  --------
PARTICIPANT
 ACCUMULATION UNIT
 TRANSACTIONS (IN
 UNITS):
Participant deposits...      342,710      159,299     178,263         286,678         313,300      1,300,805     136,000    32,852
Participant
 transfers.............       95,710       29,267     100,639         103,906         116,289       (955,012)     41,391    44,437
Participant
 withdrawals...........       (5,039)     (37,169)       (825)         (1,020)         (5,695)        (3,375)       (115)      (88)
                         ------------  ----------  -----------   --------------   ------------   -----------  ----------  --------
  Net increase in units
    from participant
    transactions.......      433,381      151,397     278,077         389,564         423,894        342,418     177,276    77,201
                         ------------  ----------  -----------   --------------   ------------   -----------  ----------  --------
                         ------------  ----------  -----------   --------------   ------------   -----------  ----------  --------

                            FIDELITY VIP II
                               PORTFOLIO
                             SUB-ACCOUNTS
                         ---------------------
                          ASSET    INVESTMENT
                         MANAGER   GRADE BOND
                         --------  -----------
Inception Date.........  March 1,   March 1,
                           1996       1996
OPERATIONS:
Net investment gain
 (loss)................  $ (2,834) $   (6,076)
Net realized gain
 (loss)................       277         568
Net unrealized gain
 (loss)................    36,730      34,504
                         --------  -----------
  Net increase
    (decrease) from
    operations.........    34,173      28,996
                         --------  -----------
ACCUMULATION UNIT
 TRANSACTIONS:
Participant deposits...   387,774   1,037,858
Participant
 transfers.............    78,318      87,046
Participant
 withdrawals...........      (954)     (4,138)
                         --------  -----------
  Net increase from
    participant
    transactions.......   465,138   1,120,766
                         --------  -----------
    Total increase in
      net assets.......   499,311   1,149,762
NET ASSETS:
Beginning of period....     --         --
                         --------  -----------
End of period..........  $499,311  $1,149,762
                         --------  -----------
                         --------  -----------
PARTICIPANT
 ACCUMULATION UNIT
 TRANSACTIONS (IN
 UNITS):
Participant deposits...    37,519     103,429
Participant
 transfers.............     7,503       8,857
Participant
 withdrawals...........       (88)       (414)
                         --------  -----------
  Net increase in units
    from participant
    transactions.......    44,934     111,872
                         --------  -----------
                         --------  -----------

  The Notes to Financial Statements are an integral part of these statements.

CIGNA VARIABLE ANNUITY SEPARATE ACCOUNT I
FINANCIAL STATEMENTS (CONTINUED)
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD FROM INCEPTION (DATE DEPOSITS
FIRST RECEIVED) TO DECEMBER 31, 1996

                                       MFS SERIES SUB-ACCOUNTS                   AMT PORTFOLIO SUB-ACCOUNTS
                                --------------------------------------   -------------------------------------------
                                                              WORLD                        LIMITED
                                TOTAL RETURN   UTILITIES   GOVERNMENTS     BALANCED     MATURITY BOND     PARTNERS
                                ------------   ---------   -----------   ------------   -------------   ------------
Inception Date................  February 22,   March 15,    February     February 22,   February 20,    February 20,
                                    1996         1996       20, 1996         1996           1996            1996
OPERATIONS:
Net investment gain (loss)....   $   23,621    $  4,322     $ (1,037)      $ (3,107)      $  3,863       $  (15,319)
Net realized gain (loss)......       14,916      14,917            1          3,139         (5,482)           3,215
Net unrealized gain...........       76,713       7,903        6,883         21,429          7,496          385,732
                                ------------   ---------   -----------   ------------   -------------   ------------
  Net increase from
    operations................      115,250      27,142        5,847         21,461          5,877          373,628
                                ------------   ---------   -----------   ------------   -------------   ------------
ACCUMULATION UNIT
 TRANSACTIONS:
Participant deposits..........    1,686,151     185,211      179,597        539,940        252,711        2,214,066
Participant transfers.........      421,178      38,655       93,230        198,384         34,153          744,129
Participant withdrawals.......       (7,911)     (3,911)        (121)        (6,274)        (4,110)          (5,613)
                                ------------   ---------   -----------   ------------   -------------   ------------
  Net increase from
    participant
    transactions..............    2,099,418     219,955      272,706        732,050        282,754        2,952,582
                                ------------   ---------   -----------   ------------   -------------   ------------
    Total increase in net
      assets..................    2,214,668     247,097      278,553        753,511        288,631        3,326,210
NET ASSETS:
Beginning of period...........      --            --          --             --             --              --
                                ------------   ---------   -----------   ------------   -------------   ------------
End of period.................   $2,214,668    $247,097     $278,553       $753,511       $288,631       $3,326,210
                                ------------   ---------   -----------   ------------   -------------   ------------
                                ------------   ---------   -----------   ------------   -------------   ------------
PARTICIPANT ACCUMULATION UNIT
 TRANSACTIONS (IN UNITS):
Participant deposits..........      162,892      17,591       17,630         54,244         25,118          204,380
Participant transfers.........       40,389       3,571        9,009         20,301          3,372           69,271
Participant withdrawals.......         (749)       (362)         (12)          (648)          (409)            (486)
                                ------------   ---------   -----------   ------------   -------------   ------------
  Net increase in units from
    participant
    transactions..............      202,532      20,800       26,627         73,897         28,081          273,165
                                ------------   ---------   -----------   ------------   -------------   ------------
                                ------------   ---------   -----------   ------------   -------------   ------------

                                OCC ACCUMULATION TRUST SUB-ACCOUNTS*
                                -------------------------------------
                                  GLOBAL
                                  EQUITY      MANAGED      SMALL CAP
                                ----------  ------------   ----------
Inception Date................   February   February 20,    March 1,
                                 9, 1996        1996          1996
OPERATIONS:
Net investment gain (loss)....  $   (6,397)  $  (32,112)   $   (5,334)
Net realized gain (loss)......      31,496       16,367           337
Net unrealized gain...........     225,407      599,532        88,887
                                ----------  ------------   ----------
  Net increase from
    operations................     250,506      583,787        83,890
                                ----------  ------------   ----------
ACCUMULATION UNIT
 TRANSACTIONS:
Participant deposits..........   3,457,047    5,309,052       762,200
Participant transfers.........     878,847    1,293,574       293,019
Participant withdrawals.......    (388,287)    (568,286)         (235)
                                ----------  ------------   ----------
  Net increase from
    participant
    transactions..............   3,947,607    6,034,340     1,054,984
                                ----------  ------------   ----------
    Total increase in net
      assets..................   4,198,113    6,618,127     1,138,874
NET ASSETS:
Beginning of period...........      --          --             --
                                ----------  ------------   ----------
End of period.................  $4,198,113   $6,618,127    $1,138,874
                                ----------  ------------   ----------
                                ----------  ------------   ----------
PARTICIPANT ACCUMULATION UNIT
 TRANSACTIONS (IN UNITS):
Participant deposits..........     334,130      506,338        72,303
Participant transfers.........      83,245      121,659        27,835
Participant withdrawals.......     (37,264)     (56,241)          (22)
                                ----------  ------------   ----------
  Net increase in units from
    participant
    transactions..............     380,111      571,756       100,116
                                ----------  ------------   ----------
                                ----------  ------------   ----------

------------------------

* Formerly Quest for Value Accumulation Trust

  The Notes to Financial Statements are an integral part of these statements.

CIGNA VARIABLE ANNUITY SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1996
--------------------------------------------------------------------------------

1.  ORGANIZATION

    CIGNA Variable Annuity Separate Account I (the Account) is registered as a Unit Investment Trust under the Investment Company Act of 1940, as amended. The operations of the Account are part of the operations of CIGNA Life Insurance Company (CIGNA Life). The assets and liabilities of the Account are clearly identified and distinguished from other assets and liabilities of CIGNA Life. The assets of the Account are not available to meet the general obligations of CIGNA Life and are held for the exclusive benefit of the participants.

    The assets of the Account are divided into variable sub-accounts each of which is invested in shares of one of nineteen portfolios (mutual funds) of six diversified open-end management investment companies, each portfolio with its own investment objective. The variable sub-accounts are:

    ALGER AMERICAN FUND:--

       Alger American Growth Portfolio
       Alger American Leveraged AllCap Portfolio
       Alger American MidCap Growth Portfolio
       Alger American Small Capitalization Portfolio

    FIDELITY VARIABLE INSURANCE PRODUCTS FUND:--

       Equity-Income Portfolio
       Money Market Portfolio
       High Income Portfolio
       Overseas Portfolio

    FIDELITY VARIABLE INSURANCE PRODUCTS FUND II:--

       Asset Manager Portfolio
       Investment Grade Bond Portfolio

    MFS VARIABLE INSURANCE TRUST:--

       MFS Total Return Series
       MFS Utilities Series
       MFS World Governments Series

    NEUBERGER & BERMAN ADVISERS MANAGEMENT TRUST:--

       AMT Balanced Portfolio
       AMT Limited Maturity Bond Portfolio
       AMT Partners Portfolio

    OCC (FORMERLY QUEST FOR VALUE) ACCUMULATION TRUST:--

       OCC Global Equity Portfolio
       OCC Managed Portfolio
       OCC Small Cap Portfolio

2.  SIGNIFICANT ACCOUNTING POLICIES

    These financial statements have been prepared in conformity with generally accepted accounting principles. The following is a summary of significant accounting policies consistently followed in the preparation of the Account's financial statements.

CIGNA VARIABLE ANNUITY SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1996
--------------------------------------------------------------------------------

2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
A. INVESTMENT VALUATION: -- Investments held by the sub-accounts are valued at their respective closing net asset value per share as determined by the mutual funds as of December 31, 1996. The difference between cost and value is reflected as unrealized gain (loss) in the Statements of Operations.

B. INVESTMENT TRANSACTIONS: -- Investment transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on sales of investments are determined by the last-in, first-out cost basis of the investment sold. Dividend and capital gain distributions are recorded on the ex-dividend date. Investment transactions are settled through CIGNA Life.

C. FEDERAL INCOME TAXES: -- The operations of the Account form a part of, and are taxed with, the total operations of CIGNA Life, which is taxed as a life insurance company. Under existing federal income tax law, investment income (dividends) and capital gains attributable to the Account are not taxed.

3.  INVESTMENTS

    Total shares held and cost of investments at December 31, 1996 were:

----------------------------------------------------------------------------------
                                                                         COST OF
SUB-ACCOUNT                                              SHARES HELD   INVESTMENTS
----------------------------------------------------------------------------------
Alger American Growth Portfolio........................      128,062   $ 4,210,354
Alger American Leveraged AllCap Portfolio..............       82,166     1,569,442
Alger American MidCap Growth Portfolio.................      147,431     3,019,139
Alger American Small Capitalization Portfolio..........       93,976     3,853,927
Fidelity Equity-Income Portfolio.......................      222,000     4,350,906
Fidelity Money Market Portfolio........................    3,540,190     3,540,190
Fidelity High Income Portfolio.........................      150,930     1,815,060
Fidelity Overseas Portfolio............................       43,600       783,389
Fidelity Asset Manager Portfolio.......................       29,493       462,581
Fidelity Investment Grade Bond Portfolio...............       93,935     1,115,258
MFS Total Return Series................................      161,537     2,137,955
MFS Utilities Series...................................       18,089       239,194
MFS World Governments Series...........................       26,328       271,670
AMT Balanced Portfolio.................................       47,331       732,082
AMT Limited Maturity Bond Portfolio....................       20,543       281,135
AMT Partners Portfolio.................................      201,833     2,940,478
OCC Global Equity Portfolio............................      317,318     3,972,706
OCC Managed Portfolio..................................      182,771     6,018,595
OCC Small Cap Portfolio................................       50,370     1,049,987
----------------------------------------------------------------------------------

CIGNA VARIABLE ANNUITY SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1996
--------------------------------------------------------------------------------

3.  INVESTMENTS (CONTINUED)
    Total purchases and sales of shares of the mutual funds, for the periods noted, amounted to:

              -------------------------------------------------------------------------------------------
SUB-ACCOUNT                                                             PERIOD*                  PURCHASES     SALES
  ------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio........................  February 23, 1996 to December 31, 1996  $4,372,497  $  162,069
Alger American Leveraged AllCap Portfolio..............   February 9, 1996 to December 31, 1996   1,950,966     376,951
Alger American MidCap Growth Portfolio.................   January 19, 1996 to December 31, 1996   3,110,857      92,123
Alger American Small Capitalization Portfolio..........   February 9, 1996 to December 31, 1996   3,950,228      96,431
Fidelity Equity-Income Portfolio.......................  February 20, 1996 to December 31, 1996   4,641,771     292,521
Fidelity Money Market Portfolio........................  February 22, 1996 to December 31, 1996  11,706,487   8,166,297
Fidelity High Income Portfolio.........................       May 17, 1996 to December 31, 1996   1,829,085      14,015
Fidelity Overseas Portfolio............................       May 13, 1996 to December 31, 1996     784,827       1,445
Fidelity Asset Manager Portfolio.......................      March 1, 1996 to December 31, 1996     525,873      63,569
Fidelity Investment Grade Bond Portfolio...............      March 1, 1996 to December 31, 1996   1,203,427      88,737
MFS Total Return Series................................  February 22, 1996 to December 31, 1996   2,227,540      89,962
MFS Utilities Series...................................     March 15, 1996 to December 31, 1996     263,138      24,038
MFS World Governments Series...........................  February 20, 1996 to December 31, 1996     272,685       1,016
AMT Balanced Portfolio.................................  February 22, 1996 to December 31, 1996     804,895      73,333
AMT Limited Maturity Bond Portfolio....................  February 20, 1996 to December 31, 1996     359,140      72,523
AMT Partners Portfolio.................................  February 20, 1996 to December 31, 1996   3,020,765      80,778
OCC Global Equity Portfolio............................   February 9, 1996 to December 31, 1996   4,490,141     526,648
OCC Managed Portfolio..................................  February 20, 1996 to December 31, 1996   6,670,361     666,688
OCC Small Cap Portfolio................................      March 1, 1996 to December 31, 1996   1,109,826      60,176
-------------------------------------------------------------------------------------------

* Date deposits first received.

4.  CHARGES AND DEDUCTIONS

    CIGNA Life assumes the risk that annuitants may live longer than expected and also assumes a mortality risk in connection with the death benefits of the contract. CIGNA Life also assumes a risk that its actual administrative expenses may be higher than amounts deducted for such expenses. CIGNA Life charges each variable sub-account the daily equivalent of 1.20%, on an annual basis, of the current value of each sub-account's assets for the assumption of these risks.

    CIGNA Life also deducts a daily administrative fee from the assets of each variable sub-account as partial reimbursement for administrative expenses relating to the issuance and maintenance of the contract and the participant's annuity account. This charge is currently at an effective annual rate of .10%.

    As partial compensation for administrative services provided, CIGNA Life additionally receives a $35 annuity account fee per year from each contract. This charge is deducted from the fixed or variable sub-account of the participant or on a pro-rata basis from two or more fixed or variable sub-accounts in relation to their values under the contract. Fixed sub-accounts are part of the general account of CIGNA Life and are not included in these financial statements. The annuity account fee will be waived for any contract year in which the annuity account value equals or exceeds $100,000 as of the last valuation date of the contract year. There were no annuity account fees deducted during the periods covered by these financial statements.

CIGNA VARIABLE ANNUITY SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1996
--------------------------------------------------------------------------------

4.  CHARGES AND DEDUCTIONS (CONTINUED)
    For an additional charge (optional death benefit fee), an optional death benefit may be selected by the participant. The optional death benefit fee will be deducted from the participant's fixed or variable sub-account or on a pro-rata basis from two or more fixed or variable sub-accounts in relation to their values under the contract on the date of each contract anniversary. The optional death benefit fees, for the variable sub-accounts, amounted to $78 during the periods covered by these financial statements.

    Under certain circumstances, CIGNA Life reserves the right to charge a transfer fee of up to $10 for transfers between sub-accounts. No transfer fees were deducted during the periods covered by these financial statements.

    The fees charged by CIGNA Life for mortality and expense risks and administrative fees, from the variable sub-accounts, for the periods noted, amounted to:

                  -------------------------------------------------------------------------------------------
                                                                                                 MORTALITY AND    ASSET BASED
                                                                                                 EXPENSE RISK    ADMINISTRATIVE
SUB-ACCOUNT                                                             PERIOD*                      FEES             FEES
      ------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio........................  February 23, 1996 to December 31, 1996     $20,654          $1,721
Alger American Leveraged AllCap Portfolio..............   February 9, 1996 to December 31, 1996       6,968             581
Alger American MidCap Growth Portfolio.................   January 19, 1996 to December 31, 1996      13,733           1,144
Alger American Small Capitalization Portfolio..........   February 9, 1996 to December 31, 1996      18,123           1,510
Fidelity Equity-Income Portfolio.......................  February 20, 1996 to December 31, 1996      21,618           1,802
Fidelity Money Market Portfolio........................  February 22, 1996 to December 31, 1996      26,562           2,213
Fidelity High Income Portfolio.........................       May 17, 1996 to December 31, 1996       6,691             558
Fidelity Overseas Portfolio............................       May 13, 1996 to December 31, 1996       2,525             210
Fidelity Asset Manager Portfolio.......................      March 1, 1996 to December 31, 1996       2,616             218
Fidelity Investment Grade Bond Portfolio...............      March 1, 1996 to December 31, 1996       5,609             467
MFS Total Return Series................................  February 22, 1996 to December 31, 1996       9,043             754
MFS Utilities Series...................................     March 15, 1996 to December 31, 1996       1,284             107
MFS World Governments Series...........................  February 20, 1996 to December 31, 1996         957              80
AMT Balanced Portfolio.................................  February 22, 1996 to December 31, 1996       3,303             275
AMT Limited Maturity Bond Portfolio....................  February 20, 1996 to December 31, 1996       1,517             126
AMT Partners Portfolio.................................  February 20, 1996 to December 31, 1996      14,342           1,195
OCC Global Equity Portfolio............................   February 9, 1996 to December 31, 1996      19,316           1,610
OCC Managed Portfolio..................................  February 20, 1996 to December 31, 1996      31,733           2,644
OCC Small Cap Portfolio................................      March 1, 1996 to December 31, 1996       4,924             410
-------------------------------------------------------------------------------------------

* Date deposits first received.

    No deduction for sales charges is made from a premium payment. However, if a cash withdrawal is made, a withdrawal charge (contingent deferred sales charge) may be assessed by CIGNA Life. The withdrawal charge, if assessed, varies from 0-7% depending upon the duration of each contract deposit. The withdrawal charge is deducted from withdrawal proceeds for full withdrawals and reduces the remaining account value for partial withdrawals. These charges are paid to CIGNA Life as reimbursement for services provided. These services include commissions paid to sales personnel, the costs of preparation of sales literature and other promotional costs and acquisition expenses. Withdrawal charges paid to CIGNA Life for the variable sub-accounts, for the periods ended December 31, 1996, amounted to $143.

CIGNA VARIABLE ANNUITY SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1996
--------------------------------------------------------------------------------

5.  DISTRIBUTION OF NET INCOME

    The Account does not expect to declare dividends to participants from accumulated net income. The accumulated net income is distributed to participants as part of surrenders, death benefits, transfers to other fixed or variable sub-accounts or annuity payments in excess of net purchase payments.

6.  DIVERSIFICATION REQUIREMENTS

    Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the Code), a variable annuity contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account, on which the contract is based, are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. CIGNA Life believes, based on assurances from the mutual fund managers, that the mutual funds satisfy the requirements of the regulations.

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of CIGNA
Life Insurance Company and Participants of the
CIGNA Variable Annuity Separate Account I

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the sub-accounts, Alger American Fund--Alger American Growth Portfolio, Alger American Leveraged AllCap Portfolio, Alger American MidCap Growth Portfolio, Alger American Small Capitalization Portfolio; Fidelity Variable Insurance Products Fund--Equity-Income Portfolio, Money Market Portfolio, High Income Portfolio, Overseas Portfolio; Fidelity Variable Insurance Products Fund II--Asset Manager Portfolio, Investment Grade Bond Portfolio; MFS Variable Insurance Trust--MFS Total Return Series, MFS Utilities Series, MFS World Governments Series; Neuberger & Berman Advisers Management Trust--AMT Balanced Portfolio, AMT Limited Maturity Bond Portfolio, AMT Partners Portfolio; OCC (formerly Quest for Value) Accumulation Trust--OCC Global Equity Portfolio, OCC Managed Portfolio, OCC Small Cap Portfolio (constituting the CIGNA Variable Annuity Separate Account I, hereafter referred to as "the Account") at December 31, 1996, the results of each of their operations and the changes in each of their net assets for the periods since inception (as indicated in the financial statements) through December 31, 1996, in conformity with generally accepted accounting principles. These financial statements are the responsibility of the Account's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 1996 by correspondence with the custodians, provides a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
Hartford, Connecticut
February 20, 1997

CG VARIABLE LIFE INSURANCE SEPARATE ACCOUNT I
FINANCIAL STATEMENTS
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 1996

                                                                                                                  FIDELITY
                                                                                                                     VIP
                                                                                                                  PORTFOLIO
                                                                   ALGER AMERICAN PORTFOLIO SUB-ACCOUNTS         SUB-ACCOUNT
                                                             --------------------------------------------------  -----------
                                                                           LEVERAGED     MIDCAP        SMALL       EQUITY-
                                                               GROWTH       ALLCAP       GROWTH     CAPITALIZATION   INCOME
                                                             -----------  -----------  -----------  -----------  -----------
ASSETS:
Investment in variable insurance funds at value............  $   339,597  $   331,450  $    92,436   $ 349,028   $   357,046
Receivable from Connecticut General Life Insurance
 Company...................................................      --           --           --           --             2,503
Receivable for fund shares sold............................            5            5      --           --           --
                                                             -----------  -----------  -----------  -----------  -----------
  Total assets.............................................      339,602      331,455       92,436     349,028       359,549
                                                             -----------  -----------  -----------  -----------  -----------

LIABILITIES:
Payable to Connecticut General Life Insurance Company......            5            5      --           --           --
Payable for fund shares purchased..........................      --           --           --           --             2,503
                                                             -----------  -----------  -----------  -----------  -----------
  Total liabilities........................................            5            5      --           --             2,503
                                                             -----------  -----------  -----------  -----------  -----------
  Net assets...............................................  $   339,597  $   331,450  $    92,436   $ 349,028   $   357,046
                                                             -----------  -----------  -----------  -----------  -----------
                                                             -----------  -----------  -----------  -----------  -----------
Accumulation units outstanding.............................       24,719       20,127        6,400      26,199        26,218
Net asset value per accumulation unit......................  $ 13.738238  $ 16.468026  $ 14.443889   $13.322001  $ 13.618095


                                                                 FIDELITY VIP II
                                                              PORTFOLIO SUB-ACCOUNTS
                                                             ------------------------
                                                                ASSET     INVESTMENT
                                                               MANAGER    GRADE BOND
                                                             -----------  -----------
ASSETS:
Investment in variable insurance funds at value............  $    73,156  $    40,819
Receivable from Connecticut General Life Insurance
 Company...................................................      --           --
Receivable for fund shares sold............................      --           --
                                                             -----------  -----------
  Total assets.............................................       73,156       40,819
                                                             -----------  -----------
LIABILITIES:
Payable to Connecticut General Life Insurance Company......      --           --
Payable for fund shares purchased..........................      --           --
                                                             -----------  -----------
  Total liabilities........................................      --           --
                                                             -----------  -----------
  Net assets...............................................  $    73,156  $    40,819
                                                             -----------  -----------
                                                             -----------  -----------
Accumulation units outstanding.............................        6,111        3,890
Net asset value per accumulation unit......................  $ 11.971291  $ 10.493674

  The Notes to Financial Statements are an integral part of these statements.

CG VARIABLE LIFE INSURANCE SEPARATE ACCOUNT I
FINANCIAL STATEMENTS (CONTINUED)
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 1996

                                                                                               AMT PORTFOLIO SUB-ACCOUNTS
                                                         MFS SERIES SUB-ACCOUNTS         --------------------------------------
                                                  -------------------------------------                 LIMITED
                                                     TOTAL                     WORLD                    MATURITY
                                                    RETURN      UTILITIES   GOVERNMENTS   BALANCED        BOND       PARTNERS
                                                  -----------  -----------  -----------  -----------  ------------  -----------
ASSETS:
Investment in variable insurance funds at
  value.........................................  $   154,030  $     3,516  $    30,035  $   197,917   $      260   $   124,947
Receivable from Connecticut General Life
  Insurance Company.............................      --           --           --           --            --           --
Receivable for fund shares sold.................        5,091        5,227      --           --            --                 2
                                                  -----------  -----------  -----------  -----------  ------------  -----------
  Total assets..................................      159,121        8,743       30,035      197,917          260       124,949
                                                  -----------  -----------  -----------  -----------  ------------  -----------
                                                  -----------  -----------  -----------  -----------  ------------  -----------

LIABILITIES:
Payable to Connecticut General Life Insurance
  Company.......................................        5,091        5,227      --           --            --                 2
Payable for fund shares purchased...............      --           --           --           --            --           --
                                                  -----------  -----------  -----------  -----------  ------------  -----------
  Total liabilities.............................        5,091        5,227      --           --            --                 2
                                                  -----------  -----------  -----------  -----------  ------------  -----------
  Net assets....................................  $   154,030  $     3,516  $    30,035  $   197,917   $      260   $   124,947
                                                  -----------  -----------  -----------  -----------  ------------  -----------
                                                  -----------  -----------  -----------  -----------  ------------  -----------
Accumulation units outstanding..................       12,740          296        2,784       18,966           25         8,019
Net asset value per accumulation unit...........  $ 12.090502  $ 11.880730  $ 10.788580  $ 10.435528   $10.256711   $ 15.580865


                                                  OCC ACCUMULATION TRUST SUB-ACCOUNTS *
                                                  -------------------------------------
                                                    GLOBAL
                                                    EQUITY       MANAGED     SMALL CAP
                                                  -----------  -----------  -----------
ASSETS:
Investment in variable insurance funds at
  value.........................................  $   231,510  $   309,795  $    25,597
Receivable from Connecticut General Life
  Insurance Company.............................        2,490        5,086      --
Receivable for fund shares sold.................      --           --           --
                                                  -----------  -----------  -----------
  Total assets..................................      234,000      314,881       25,597
                                                  -----------  -----------  -----------
                                                  -----------  -----------  -----------
LIABILITIES:
Payable to Connecticut General Life Insurance
  Company.......................................      --           --           --
Payable for fund shares purchased...............        2,490        5,086      --
                                                  -----------  -----------  -----------
  Total liabilities.............................        2,490        5,086      --
                                                  -----------  -----------  -----------
  Net assets....................................  $   231,510  $   309,795  $    25,597
                                                  -----------  -----------  -----------
                                                  -----------  -----------  -----------
Accumulation units outstanding..................       20,118       20,691        2,116
Net asset value per accumulation unit...........  $ 11.507742  $ 14.972784  $ 12.096552

--------------------------

* Formerly Quest for Value Accumulation Trust

  The Notes to Financial Statements are an integral part of these statements.

CG VARIABLE LIFE INSURANCE SEPARATE ACCOUNT I
FINANCIAL STATEMENTS
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1996

                                                                                                                  FIDELITY
                                                                                                                     VIP
                                                                                                                  PORTFOLIO
                                                                   ALGER AMERICAN PORTFOLIO SUB-ACCOUNTS         SUB-ACCOUNT
                                                             --------------------------------------------------  -----------
                                                                           LEVERAGED     MIDCAP        SMALL       EQUITY-
                                                               GROWTH       ALLCAP       GROWTH     CAPITALIZATION   INCOME
                                                             -----------  -----------  -----------  -----------  -----------
INVESTMENT INCOME:
Dividends..................................................  $       163  $   --       $   --        $  --       $       137

EXPENSES:
Mortality and expense risk and administrative charges......        1,038        1,121          293       1,286           840
                                                             -----------  -----------  -----------  -----------  -----------
  Net investment gain (loss)...............................         (875)      (1,121)        (293)     (1,286)         (703)
                                                             -----------  -----------  -----------  -----------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Capital distributions from portfolio sponsors..............        6,806        2,823        1,079       1,247         3,936
Net realized gain on share transactions....................        1,244          307          870       4,249           789
                                                             -----------  -----------  -----------  -----------  -----------
  Net realized gain........................................        8,050        3,130        1,949       5,496         4,725
Net unrealized gain (loss).................................       15,418       14,027        3,694      (3,892)       24,879
                                                             -----------  -----------  -----------  -----------  -----------
  Net realized and unrealized gain (loss) on investments...       23,468       17,157        5,643       1,604        29,604
                                                             -----------  -----------  -----------  -----------  -----------

INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...........  $    22,593  $    16,036  $     5,350   $     318   $    28,901
                                                             -----------  -----------  -----------  -----------  -----------
                                                             -----------  -----------  -----------  -----------  -----------


                                                                 FIDELITY VIP II
                                                              PORTFOLIO SUB-ACCOUNTS
                                                             ------------------------
                                                                ASSET     INVESTMENT
                                                               MANAGER    GRADE BOND
                                                             -----------  -----------
INVESTMENT INCOME:
Dividends..................................................  $       887  $     1,857
EXPENSES:
Mortality and expense risk and administrative charges......          239          179
                                                             -----------  -----------
  Net investment gain (loss)...............................          648        1,678
                                                             -----------  -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Capital distributions from portfolio sponsors..............          731      --
Net realized gain on share transactions....................            6           26
                                                             -----------  -----------
  Net realized gain........................................          737           26
Net unrealized gain (loss).................................        6,123         (569)
                                                             -----------  -----------
  Net realized and unrealized gain (loss) on investments...        6,860         (543)
                                                             -----------  -----------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...........  $     7,508  $     1,135
                                                             -----------  -----------
                                                             -----------  -----------

  The Notes to Financial Statements are an integral part of these statements.

CG VARIABLE LIFE INSURANCE SEPARATE ACCOUNT I
FINANCIAL STATEMENTS (CONTINUED)
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1996

                                                                                             AMT PORTFOLIO SUB-ACCOUNTS
                                                       MFS SERIES SUB-ACCOUNTS         ---------------------------------------
                                                -------------------------------------                  LIMITED
                                                   TOTAL                     WORLD                  MATURITY BOND
                                                  RETURN      UTILITIES   GOVERNMENTS   BALANCED          *         PARTNERS
                                                -----------  -----------  -----------  -----------  -------------  -----------
INVESTMENT INCOME:
Dividends.....................................  $     2,327  $        81  $   --       $     3,401   $   --        $       120

EXPENSES:
Mortality and expense risk and administrative
  charges.....................................          243           14          118          658             1           344
                                                -----------  -----------  -----------  -----------  -------------  -----------
  Net investment gain (loss)..................        2,084           67         (118)       2,743            (1)         (224)
                                                -----------  -----------  -----------  -----------  -------------  -----------

NET REALIZED AND UNREALIZED GAIN ON
  INVESTMENTS:
Capital distributions from portfolio
  sponsors....................................        1,012          211      --            18,913            --         1,502
Net realized gain (loss) on share
  transactions................................        1,484          (55)           7       (8,925)            1         1,028
                                                -----------  -----------  -----------  -----------  -------------  -----------
  Net realized gain...........................        2,496          156            7        9,988             1         2,530
Net unrealized gain (loss)....................        3,315          126        1,294       (4,946)            6        19,615
                                                -----------  -----------  -----------  -----------  -------------  -----------
  Net realized and unrealized gain on
    investments...............................        5,811          282        1,301        5,042             7        22,145
                                                -----------  -----------  -----------  -----------  -------------  -----------

INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS..................................  $     7,895  $       349  $     1,183  $     7,785   $         6   $    21,921
                                                -----------  -----------  -----------  -----------  -------------  -----------
                                                -----------  -----------  -----------  -----------  -------------  -----------

                                                 OCC ACCUMULATION TRUST SUB-ACCOUNTS
                                                                 **
                                                -------------------------------------
                                                  GLOBAL
                                                  EQUITY       MANAGED     SMALL CAP
                                                -----------  -----------  -----------
INVESTMENT INCOME:
Dividends.....................................  $       853  $       420  $       249
EXPENSES:
Mortality and expense risk and administrative
  charges.....................................          753          732           90
                                                -----------  -----------  -----------
  Net investment gain (loss)..................          100         (312)         159
                                                -----------  -----------  -----------
NET REALIZED AND UNREALIZED GAIN ON
  INVESTMENTS:
Capital distributions from portfolio
  sponsors....................................        1,218          268          640
Net realized gain (loss) on share
  transactions................................        2,064        1,805          312
                                                -----------  -----------  -----------
  Net realized gain...........................        3,282        2,073          952
Net unrealized gain (loss)....................       19,438       33,259        2,743
                                                -----------  -----------  -----------
  Net realized and unrealized gain on
    investments...............................       22,720       35,332        3,695
                                                -----------  -----------  -----------
INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS..................................  $    22,820  $    35,020  $     3,854
                                                -----------  -----------  -----------
                                                -----------  -----------  -----------

--------------------------

* Period from September 13, 1996 (date deposits first received) to December 31, 1996

**  Formerly Quest for Value Accumulation Trust

  The Notes to Financial Statements are an integral part of these statements.

CG VARIABLE LIFE INSURANCE SEPARATE ACCOUNT I
FINANCIAL STATEMENTS
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1996

                                                                                                                  FIDELITY
                                                                                                                     VIP
                                                                                                                  PORTFOLIO
                                                                   ALGER AMERICAN PORTFOLIO SUB-ACCOUNTS         SUB-ACCOUNT
                                                             --------------------------------------------------  -----------
                                                                           LEVERAGED     MIDCAP        SMALL       EQUITY-
                                                               GROWTH       ALLCAP       GROWTH     CAPITALIZATION   INCOME
                                                             -----------  -----------  -----------  -----------  -----------
OPERATIONS:
Net investment gain (loss).................................  $      (875) $    (1,121) $      (293)  $  (1,286)  $      (703)
Net realized gain..........................................        8,050        3,130        1,949       5,496         4,725
Net unrealized gain (loss).................................       15,418       14,027        3,694      (3,892)       24,879
                                                             -----------  -----------  -----------  -----------  -----------
  Net increase from operations.............................       22,593       16,036        5,350         318        28,901
                                                             -----------  -----------  -----------  -----------  -----------
ACCUMULATION UNIT TRANSACTIONS:
Participant deposits, net of premium load..................       15,142        7,761        8,317      11,813        27,075
Participant transfers......................................      278,167      309,607       69,138     288,681       253,480
Participant withdrawals....................................      (10,736)      (7,624)      (3,232)    (11,026)       (8,466)
                                                             -----------  -----------  -----------  -----------  -----------
  Net increase from participant transactions...............      282,573      309,744       74,223     289,468       272,089
                                                             -----------  -----------  -----------  -----------  -----------
    Total increase in net assets...........................      305,166      325,780       79,573     289,786       300,990

NET ASSETS:
Beginning of period........................................       34,431        5,670       12,863      59,242        56,056
                                                             -----------  -----------  -----------  -----------  -----------
End of period..............................................  $   339,597  $   331,450  $    92,436   $ 349,028   $   357,046
                                                             -----------  -----------  -----------  -----------  -----------
                                                             -----------  -----------  -----------  -----------  -----------

PARTICIPANT ACCUMULATION UNIT
  TRANSACTIONS (IN UNITS):
Participant deposits.......................................        3,090          492          602       2,156         1,170
Participant transfers......................................       19,615       19,725        5,046      20,255        21,039
Participant withdrawals....................................         (814)        (474)        (240)       (824)         (674)
                                                             -----------  -----------  -----------  -----------  -----------
  Net increase in units from participant transactions......       21,891       19,743        5,408      21,587        21,535
                                                             -----------  -----------  -----------  -----------  -----------
                                                             -----------  -----------  -----------  -----------  -----------


                                                                 FIDELITY VIP II
                                                              PORTFOLIO SUB-ACCOUNTS
                                                             ------------------------
                                                                ASSET     INVESTMENT
                                                               MANAGER    GRADE BOND
                                                             -----------  -----------
OPERATIONS:
Net investment gain (loss).................................  $       648  $     1,678
Net realized gain..........................................          737           26
Net unrealized gain (loss).................................        6,123         (569)
                                                             -----------  -----------
  Net increase from operations.............................        7,508        1,135
                                                             -----------  -----------
ACCUMULATION UNIT TRANSACTIONS:
Participant deposits, net of premium load..................        2,107           85
Participant transfers......................................       40,593        3,967
Participant withdrawals....................................       (1,711)      (1,829)
                                                             -----------  -----------
  Net increase from participant transactions...............       40,989        2,223
                                                             -----------  -----------
    Total increase in net assets...........................       48,497        3,358
NET ASSETS:
Beginning of period........................................       24,659       37,461
                                                             -----------  -----------
End of period..............................................  $    73,156  $    40,819
                                                             -----------  -----------
                                                             -----------  -----------
PARTICIPANT ACCUMULATION UNIT
  TRANSACTIONS (IN UNITS):
Participant deposits.......................................          195            9
Participant transfers......................................        3,719          395
Participant withdrawals....................................         (153)        (181)
                                                             -----------  -----------
  Net increase in units from participant transactions......        3,761          223
                                                             -----------  -----------
                                                             -----------  -----------

  The Notes to Financial Statements are an integral part of these statements.

CG VARIABLE LIFE INSURANCE SEPARATE ACCOUNT I
FINANCIAL STATEMENTS (CONTINUED)
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1996

                                                                                             AMT PORTFOLIO SUB-ACCOUNTS
                                                       MFS SERIES SUB-ACCOUNTS         ---------------------------------------
                                                -------------------------------------                  LIMITED
                                                   TOTAL                     WORLD                  MATURITY BOND
                                                  RETURN      UTILITIES   GOVERNMENTS   BALANCED          *         PARTNERS
                                                -----------  -----------  -----------  -----------  -------------  -----------
OPERATIONS:
Net investment gain (loss)....................  $     2,084  $        67  $      (118) $     2,743   $        (1)  $      (224)
Net realized gain.............................        2,496          156            7        9,988             1         2,530
Net unrealized gain (loss)....................        3,315          126        1,294       (4,946)            6        19,615
                                                -----------  -----------  -----------  -----------  -------------  -----------
  Net increase from operations................        7,895          349        1,183        7,785             6        21,921
                                                -----------  -----------  -----------  -----------  -------------  -----------
ACCUMULATION UNIT TRANSACTIONS:
Participant deposits, net of premium load.....       26,898          772        4,010        8,958           194        10,029
Participant transfers.........................      113,853        1,355        5,048      137,877           148        73,338
Participant withdrawals.......................       (3,122)        (360)        (666)      (5,113)          (88)       (3,582)
                                                -----------  -----------  -----------  -----------  -------------  -----------
  Net increase from participant
    transactions..............................      137,629        1,767        8,392      141,722           254        79,785
                                                -----------  -----------  -----------  -----------  -------------  -----------
    Total increase in net assets..............      145,524        2,116        9,575      149,507           260       101,706

NET ASSETS:
Beginning of period...........................        8,506        1,400       20,460       48,410       --             23,241
                                                -----------  -----------  -----------  -----------  -------------  -----------
End of period.................................  $   154,030  $     3,516  $    30,035  $   197,917   $       260   $   124,947
                                                -----------  -----------  -----------  -----------  -------------  -----------
                                                -----------  -----------  -----------  -----------  -------------  -----------

PARTICIPANT ACCUMULATION UNIT
  TRANSACTIONS (IN UNITS):
Participant deposits..........................        2,769          528          388        1,190            19           703
Participant transfers.........................        9,440         (338)         495       13,349            15         5,649
Participant withdrawals.......................         (270)         (33)         (63)        (509)           (9)         (257)
                                                -----------  -----------  -----------  -----------  -------------  -----------
  Net increase in units from participant
    transactions..............................       11,939          157          820       14,030            25         6,095
                                                -----------  -----------  -----------  -----------  -------------  -----------
                                                -----------  -----------  -----------  -----------  -------------  -----------

                                                 OCC ACCUMULATION TRUST SUB-ACCOUNTS
                                                                 **
                                                -------------------------------------
                                                  GLOBAL
                                                  EQUITY       MANAGED     SMALL CAP
                                                -----------  -----------  -----------
OPERATIONS:
Net investment gain (loss)....................  $       100  $      (312) $       159
Net realized gain.............................        3,282        2,073          952
Net unrealized gain (loss)....................       19,438       33,259        2,743
                                                -----------  -----------  -----------
  Net increase from operations................       22,820       35,020        3,854
                                                -----------  -----------  -----------
ACCUMULATION UNIT TRANSACTIONS:
Participant deposits, net of premium load.....       30,836       12,038        1,946
Participant transfers.........................      123,949      266,908       16,958
Participant withdrawals.......................       (8,380)      (7,491)      (1,306)
                                                -----------  -----------  -----------
  Net increase from participant
    transactions..............................      146,405      271,455       17,598
                                                -----------  -----------  -----------
    Total increase in net assets..............      169,225      306,475       21,452
NET ASSETS:
Beginning of period...........................       62,285        3,320        4,145
                                                -----------  -----------  -----------
End of period.................................  $   231,510  $   309,795  $    25,597
                                                -----------  -----------  -----------
                                                -----------  -----------  -----------
PARTICIPANT ACCUMULATION UNIT
  TRANSACTIONS (IN UNITS):
Participant deposits..........................        3,565          860        1,637
Participant transfers.........................       11,134       20,102          191
Participant withdrawals.......................         (778)        (542)        (117)
                                                -----------  -----------  -----------
  Net increase in units from participant
    transactions..............................       13,921       20,420        1,711
                                                -----------  -----------  -----------
                                                -----------  -----------  -----------

--------------------------

* Period from September 13, 1996 (date deposits first received) to December 31, 1996

**  Formerly Quest for Value Accumulation Trust

  The Notes to Financial Statements are an integral part of these statements.

CG VARIABLE LIFE INSURANCE SEPARATE ACCOUNT I
FINANCIAL STATEMENTS
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS FROM INCEPTION (DATE DEPOSITS
FIRST RECEIVED) TO DECEMBER 31, 1995

                                                                                                            FIDLELITY
                                                                                                               VIP
                                                          ALGER AMERICAN PORTFOLIO SUB-ACCOUNTS             PORTFOLIO
                                                 --------------------------------------------------------  SUB-ACCOUNT
                                                                                               SMALL       -----------
                                                                LEVERAGED      MIDCAP     CAPITALIZATION     EQUITY-
                                                  GROWTH **     ALLCAP **     GROWTH **         **          INCOME **
                                                 -----------  -------------  -----------  ---------------  -----------
Inception Date.................................  May 5, 1995   May 5, 1995   May 5, 1995    May 5, 1995    May 5, 1995

OPERATIONS:
Net investment gain (loss).....................   $     (23)    $      (8)    $     (13)     $     (52)     $     439
Net realized gain (loss).......................          (3)           12             1            (15)            (2)
Net unrealized gain (loss).....................         424           839           498         (4,213)         2,857
                                                 -----------       ------    -----------       -------     -----------
  Net increase (decrease) from operations......         398           843           486         (4,280)         3,294
                                                 -----------       ------    -----------       -------     -----------
ACCUMULATION UNIT TRANSACTIONS:
Participant deposits, net of premium load......       3,930         3,178         3,910          2,938          2,731
Participant transfers..........................      30,447         1,857         8,745         61,383         50,773
Participant withdrawals........................        (344)         (208)         (278)          (799)          (742)
                                                 -----------       ------    -----------       -------     -----------
  Net increase from participant transactions...      34,033         4,827        12,377         63,522         52,762
                                                 -----------       ------    -----------       -------     -----------
    Total increase in net assets...............      34,431         5,670        12,863         59,242         56,056
NET ASSETS:
Beginning of period............................      --            --            --             --             --
                                                 -----------       ------    -----------       -------     -----------
End of period..................................   $  34,431     $   5,670     $  12,863      $  59,242      $  56,056
                                                 -----------       ------    -----------       -------     -----------
                                                 -----------       ------    -----------       -------     -----------
PARTICIPANT ACCUMULATION UNIT TRANSACTIONS (IN
  UNITS):
Participant deposits...........................         349           268           336            266            256
Participant transfers..........................       2,508           131           678          4,408          4,492
Participant withdrawals........................         (29)          (15)          (22)           (62)           (65)
                                                 -----------       ------    -----------       -------     -----------
  Net increase in units from participant
    transactions...............................       2,828           384           992          4,612          4,683
                                                 -----------       ------    -----------       -------     -----------
                                                 -----------       ------    -----------       -------     -----------


                                                           FIDELITY VIP II
                                                        PORTFOLIO SUB-ACCOUNTS
                                                 ------------------------------------
                                                       ASSET           INVESTMENT
                                                      MANAGER          GRADE BOND
                                                 -----------------  -----------------
Inception Date.................................  November 16, 1995  November 16, 1995
OPERATIONS:
Net investment gain (loss).....................      $      (9)         $     (14)
Net realized gain (loss).......................         --                 --
Net unrealized gain (loss).....................            794                606
                                                       -------            -------
  Net increase (decrease) from operations......            785                592
                                                       -------            -------
ACCUMULATION UNIT TRANSACTIONS:
Participant deposits, net of premium load......         --                 --
Participant transfers..........................         23,939             36,925
Participant withdrawals........................            (65)               (56)
                                                       -------            -------
  Net increase from participant transactions...         23,874             36,869
                                                       -------            -------
    Total increase in net assets...............         24,659             37,461
NET ASSETS:
Beginning of period............................         --                 --
                                                       -------            -------
End of period..................................      $  24,659          $  37,461
                                                       -------            -------
                                                       -------            -------
PARTICIPANT ACCUMULATION UNIT TRANSACTIONS (IN
  UNITS):
Participant deposits...........................         --                 --
Participant transfers..........................          2,356              3,672
Participant withdrawals........................             (6)                (5)
                                                       -------            -------
  Net increase in units from participant
    transactions...............................          2,350              3,667
                                                       -------            -------
                                                       -------            -------

------------------------------

** Premium load reduced by $22 due to waiver of 1.15% of premium load from May 5, 1995 to August 1, 1995

  The Notes to Financial Statements are an integral part of these statements.

CG VARIABLE LIFE INSURANCE SEPARATE ACCOUNT I
FINANCIAL STATEMENTS (CONTINUED)
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS FROM INCEPTION (DATE DEPOSITS
FIRST RECEIVED) TO DECEMBER 31, 1995

                                                   MFS SERIES SUB-ACCOUNTS
                                   -------------------------------------------------------     AMT PORTFOLIO SUB-ACCOUNTS
                                         TOTAL                                  WORLD       --------------------------------
                                        RETURN             UTILITIES       GOVERNMENTS **        BALANCED        PARTNERS **
                                   -----------------  -------------------  ---------------  -------------------  -----------
Inception Date...................  October 10, 1995    December 26, 1995     May 5, 1995    September 12, 1995   May 5, 1995

OPERATIONS:
Net investment gain (loss).......      $     159           $      25          $   1,919          $     (55)       $     (15)
Net realized gain................            157                  61             --                 --                    8
Net unrealized gain (loss).......            164                 (76)            (1,668)              (621)             857
                                          ------              ------            -------            -------       -----------
  Net increase (decrease) from
    operations...................            480                  10                251               (676)             850
                                          ------              ------            -------            -------       -----------
ACCUMULATION UNIT TRANSACTIONS:
Participant deposits, net of
  premium load...................          2,123              --                  1,861             --                2,943
Participant transfers............          5,933               1,390             18,466             49,657           19,642
Participant withdrawals..........            (30)             --                   (118)              (571)            (194)
                                          ------              ------            -------            -------       -----------
  Net increase from participant
    transactions.................          8,026               1,390             20,209             49,086           22,391
                                          ------              ------            -------            -------       -----------
    Total increase in net
      assets.....................          8,506               1,400             20,460             48,410           23,241
NET ASSETS:
Beginning of period..............         --                  --                 --                 --               --
                                          ------              ------            -------            -------       -----------
End of period....................      $   8,506           $   1,400          $  20,460          $  48,410        $  23,241
                                          ------              ------            -------            -------       -----------
                                          ------              ------            -------            -------       -----------
PARTICIPANT ACCUMULATION UNIT
  TRANSACTIONS (IN UNITS):
Participant deposits.............            213              --                    185             --                  273
Participant transfers............            591                 139              1,791              4,994            1,668
Participant withdrawals..........             (3)             --                    (12)               (58)             (17)
                                          ------              ------            -------            -------       -----------
  Net increase in units from
    participant transactions.....            801                 139              1,964              4,936            1,924
                                          ------              ------            -------            -------       -----------
                                          ------              ------            -------            -------       -----------

                                            OCC ACCUMULATION TRUST SUB-ACCOUNTS *
                                   -------------------------------------------------------
                                         GLOBAL
                                         EQUITY          MANAGED **         SMALL CAP
                                   -------------------  -------------  -------------------
Inception Date...................  September 12, 1995    May 5, 1995   September 26, 1995
OPERATIONS:
Net investment gain (loss).......       $     123         $      (7)        $      (3)
Net realized gain................           1,262                 3                 1
Net unrealized gain (loss).......            (981)              413               186
                                          -------            ------            ------
  Net increase (decrease) from
    operations...................             404               409               184
                                          -------            ------            ------
ACCUMULATION UNIT TRANSACTIONS:
Participant deposits, net of
  premium load...................          --                 1,867            --
Participant transfers............          62,563             1,268             4,095
Participant withdrawals..........            (682)             (224)             (134)
                                          -------            ------            ------
  Net increase from participant
    transactions.................          61,881             2,911             3,961
                                          -------            ------            ------
    Total increase in net
      assets.....................          62,285             3,320             4,145
NET ASSETS:
Beginning of period..............          --                --                --
                                          -------            ------            ------
End of period....................       $  62,285         $   3,320         $   4,145
                                          -------            ------            ------
                                          -------            ------            ------
PARTICIPANT ACCUMULATION UNIT
  TRANSACTIONS (IN UNITS):
Participant deposits.............          --                   182            --
Participant transfers............           6,245               108               419
Participant withdrawals..........             (48)              (19)              (14)
                                          -------            ------            ------
  Net increase in units from
    participant transactions.....           6,197               271               405
                                          -------            ------            ------
                                          -------            ------            ------

------------------------------

*   Formerly Quest for Value Accumulation Trust

** Premium load reduced by $22 due to waiver of 1.15% of premium load from May 5, 1995 to August 1, 1995

  The Notes to Financial Statements are an integral part of these statements.

CG VARIABLE LIFE INSURANCE SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1996
--------------------------------------------------------------------------------

1. ORGANIZATION

    CG Variable Life Insurance Separate Account I (the Account) is registered as a Unit Investment Trust under the Investment Company Act of 1940, as amended. The operations of the Account are part of the operations of Connecticut General Life Insurance Company (CG Life). The assets and liabilities of the Account are clearly identified and distinguished from other assets and liabilities of CG Life. The assets of the Account are not available to meet the general obligations of CG Life and are held for the exclusive benefit of the participants.

    The assets of the Account are divided into variable sub-accounts each of which is invested in shares of one of sixteen portfolios (mutual funds) of six diversified open-end management investment companies, each portfolio with its own investment objective. The variable sub-accounts are:

    ALGER AMERICAN FUND:--

        Alger American Growth Portfolio

        Alger American Leveraged AllCap Portfolio

        Alger American MidCap Growth Portfolio

        Alger American Small Capitalization Portfolio

    FIDELITY VARIABLE INSURANCE PRODUCTS FUND:--

        Equity-Income Portfolio

    FIDELITY VARIABLE INSURANCE PRODUCTS FUND II:--

        Asset Manager Portfolio

        Investment Grade Bond Portfolio

    MFS VARIABLE INSURANCE TRUST:--

        MFS Total Return Series

        MFS Utilities Series

        MFS World Governments Series

    NEUBERGER & BERMAN ADVISERS MANAGEMENT TRUST:--

        AMT Balanced Portfolio

        AMT Limited Maturity Bond Portfolio

        AMT Partners Portfolio

    OCC (FORMERLY QUEST FOR VALUE) ACCUMULATION TRUST:--

        OCC Global Equity Portfolio

        OCC Managed Portfolio

        OCC Small Cap Portfolio

2. SIGNIFICANT ACCOUNTING POLICIES

    These financial statements have been prepared in conformity with generally accepted accounting principles. The following is a summary of significant accounting policies consistently followed in the preparation of the Account's financial statements.

A. INVESTMENT VALUATION:--Investments held by the sub-accounts are valued at their respective closing net asset values per share as determined by the mutual funds as of December 31, 1996. The change in the difference between cost and value is reflected as unrealized gain (loss) in the Statements of Operations.

B. INVESTMENT TRANSACTIONS:--Investment transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on sales of investments are determined by the last-in, first-out cost basis of the investment sold. Dividend and capital gain distributions are recorded on the ex-dividend date. Investment transactions are settled through CG Life.

CG VARIABLE LIFE INSURANCE SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1996
--------------------------------------------------------------------------------

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
C. FEDERAL INCOME TAXES:--The operations of the Account form a part of, and are taxed with, the total operations of CG Life, which is taxed as a life insurance company. Under existing federal income tax law, investment income (dividends) and capital gains attributable to the Account are not taxed.

3. INVESTMENTS

    Total shares held and cost of investments as of December 31, 1996 were:

  -------------------------------------------------------------------------------------------
                                                                           SHARES      COST OF
SUB-ACCOUNT                                                                 HELD     INVESTMENTS
------------------------------------------------------------------------------------------------
Alger American Growth Portfolio.........................................      9,892   $ 323,755
Alger American Leveraged AllCap Portfolio...............................     17,120     316,584
Alger American MidCap Growth Portfolio..................................      4,330      88,244
Alger American Small Capitalization Portfolio...........................      8,532     357,133
Fidelity Equity-Income Portfolio........................................     16,978     329,310
Fidelity Asset Manager Portfolio........................................      4,321      66,239
Fidelity Investment Grade Bond Portfolio................................      3,335      40,782
MFS Total Return Series.................................................     11,235     150,551
MFS Utilities Series....................................................        257       3,466
MFS World Governments Series............................................      2,839      30,409
AMT Balanced Portfolio..................................................     12,432     203,484
AMT Limited Maturity Bond Portfolio.....................................         19         254
AMT Partners Portfolio..................................................      7,582     104,475
OCC Global Equity Portfolio.............................................     17,499     213,053
OCC Managed Portfolio...................................................      8,556     276,123
OCC Small Cap Portfolio.................................................      1,132      22,668
-------------------------------------------------------------------------------------------

    Total purchases and sales of shares for each mutual fund, for the year ended December 31,
 1996, amounted to:

  -------------------------------------------------------------------------------------------
SUB-ACCOUNT                                                               PURCHASES     SALES
------------------------------------------------------------------------------------------------
Alger American Growth Portfolio.........................................  $ 399,891   $ 111,387
Alger American Leveraged AllCap Portfolio...............................    336,431      24,985
Alger American MidCap Growth Portfolio..................................    158,606      83,597
Alger American Small Capitalization Portfolio...........................    392,149     102,720
Fidelity Equity-Income Portfolio........................................    409,649     134,327
Fidelity Asset Manager Portfolio........................................     44,235       1,867
Fidelity Investment Grade Bond Portfolio................................      5,923       2,022
MFS Total Return Series.................................................    247,690     106,965
MFS Utilities Series....................................................     20,495      18,450
MFS World Governments Series............................................      9,039         765
AMT Balanced Portfolio..................................................    281,549     118,171
AMT Limited Maturity Bond Portfolio*....................................     48,118      47,865
AMT Partners Portfolio..................................................    115,118      34,055
OCC Global Equity Portfolio.............................................    239,204      91,481
OCC Managed Portfolio...................................................    348,149      76,738
OCC Small Cap Portfolio.................................................     33,392      14,995
-------------------------------------------------------------------------------------------

* For the period from September 13, 1996 (date deposits first received) to December 31, 1996.

CG VARIABLE LIFE INSURANCE SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1996
--------------------------------------------------------------------------------

4. CHARGES AND DEDUCTIONS

    CG Life assumes the risk that policyholders may live longer than expected and also assumes a mortality risk in connection with the death benefits of the contract. CG Life also assumes a risk that its actual administrative expenses may be higher than amounts deducted for such expenses. CG Life charges each variable sub-account, for mortality and expense risks, a daily deduction, equivalent to .45% per year during the first ten policy years and .25% per year thereafter. The mortality and expense risk charges, for each sub-account, are reported on the Statements of Operations.

    CG Life deducts a premium load of 3.5% of each premium payment to cover state taxes and federal income tax liabilities.

    CG Life charges a monthly administrative fee of $15 in the first policy year and $5 in subsequent policy years. This charge is for items such as premium billing and collection, policy value calculation, confirmations and periodic reports.

    CG Life charges a monthly deduction for the cost of insurance and any charges for supplemental riders. The cost of insurance charge depends on the attained age, risk classification, gender classification (in accordance with state law) and the current net amount at risk. On a monthly basis, the administrative fee and the cost of insurance charge are deducted proportionately from the value of each variable sub-account and/or the fixed account funding option. The fixed account is part of the general account of CG Life and is not included in these financial statements.

    Under certain circumstances, CG Life reserves the right to charge a transfer fee of up to $25 for transfers between sub-accounts. For the year ended December 31, 1996, no transfer fees were deducted from the variable sub-accounts.

    The fees charged by CG Life for premium loads (deducted from premium payments), administrative fees and the amount deducted for the cost of insurance, both of which are included in participant withdrawals, for variable sub-accounts for the year ended December 31, 1996, amounted to:

     -------------------------------------------------------------------------------------------

                                                                                             COST OF
                                                                   PREMIUM    ADMINISTRATIVE  INSURANCE
SUB-ACCOUNT                                                         LOADS        FEES      DEDUCTIONS
------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio................................   $     578    $   1,380    $   9,297
Alger American Leveraged AllCap Portfolio......................         282          857        6,744
Alger American MidCap Growth Portfolio.........................         306          525        2,690
Alger American Small Capitalization Portfolio..................         478        1,281        9,725
Fidelity Equity-Income Portfolio...............................       1,003          816        7,645
Fidelity Asset Manager Portfolio...............................          81          300        1,412
Fidelity Investment Grade Bond Portfolio.......................           3          159        1,605
MFS Total Return Series........................................         978          420        2,690
MFS Utilities Series...........................................          29           83          275
MFS World Governments Series...................................         145           82          584
AMT Balanced Portfolio.........................................         372          527        4,592
AMT Limited Maturity Bond Portfolio*...........................           7           60           28
AMT Partners Portfolio.........................................         356          558        2,999
OCC Global Equity Portfolio....................................       1,124        1,163        7,214
OCC Managed Portfolio..........................................         444        1,045        6,437
OCC Small Cap Portfolio........................................          71          192        1,114
-------------------------------------------------------------------------------------------

* For the period from September 13, 1996 (date deposits first received) to December 31, 1996.

CG VARIABLE LIFE INSURANCE SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1996
--------------------------------------------------------------------------------

4. CHARGES AND DEDUCTIONS (CONTINUED)
    CG Life, upon full surrender of a policy, may charge a surrender charge. This charge is in part a deferred sales charge and in part a recovery of certain first year administrative costs. The amount of the surrender charge, if any, will depend on the amount of the death benefit, the amount of premium payments made during the first two policy years and the age of the policy. In no event will the surrender charge exceed the maximum allowed by state or Federal law. No surrender charge is imposed on a partial surrender, but an administrative fee of $25 is imposed, allocated pro-rata among the variable sub-accounts (and, where applicable, the fixed account) from which the partial surrender proceeds are taken. No full surrender or partial surrender administrative charges were paid to CG Life, attributable to the variable sub-accounts, for the year ended December 31, 1996.

5. DISTRIBUTION OF NET INCOME

    The Account does not expect to declare dividends to participants from accumulated net income. The accumulated net income is distributed to participants as part of death benefits, surrenders, and transfers to other fixed or variable sub-accounts.

6. DIVERSIFICATION REQUIREMENTS

    Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the Code), a variable life insurance policy will not be treated as life insurance under Section 7702 of the Code for any period for which the investments of the segregated asset account, on which the policy is based, are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury. CG Life believes, based on assurances from the mutual fund managers, that the mutual funds satisfy the requirements of the regulations.

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of Connecticut General
Life Insurance Company and Participants of the
CG Variable Life Insurance Separate Account I

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the sub-accounts, Alger American Fund--Alger American Growth Portfolio, Alger American Leveraged AllCap Portfolio, Alger American MidCap Growth Portfolio, Alger American Small Capitalization Portfolio; Fidelity Variable Insurance Products Fund--Equity-Income Portfolio; Fidelity Variable Insurance Products Fund II--Asset Manager Portfolio, Investment Grade Bond Portfolio; MFS Variable Insurance Trust--MFS Total Return Series, MFS Utilities Series, MFS World Governments Series; Neuberger & Berman Advisers Management Trust--AMT Balanced Portfolio, AMT Limited Maturity Bond Portfolio, AMT Partners Portfolio; OCC (formerly Quest for Value) Accumulation Trust--OCC Global Equity Portfolio, OCC Managed Portfolio, OCC Small Cap Portfolio (constituting the CG Variable Life Insurance Separate Account I, hereafter referred to as "the Account") at December 31, 1996, the results of each of their operations and the changes in each of their net assets for the periods indicated, in conformity with generally accepted accounting principles. These financial statements are the responsibility of the Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1996 by correspondence with the custodians, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
Hartford, Connecticut
February 20, 1997

The mutual funds' annual reports are incorporated herein by reference. Each of them has been electronically filed with the Securities and Exchange Commission in connection with the named entity's status as a registered investment company under the Investment Company Act of 1940:


1. The Alger American Fund
   Annual Report, December 31, 1996, consisting of 40 partially numbered pages.
   Filed: February 24, 1997, Form Type N-30D, Registration Statement 811-05550

2. Variable Insurance Products Fund
   Annual Report, December 31, 1996, consisting of 92 partially numbered pages.
   Filed: February 24, 1997, Form Type N-30D, Registration Statement 811-3329

3. Variable Insurance Products Fund II
   Annual Report, December 31, 1996, consisting of 112 partially numbered pages. Filed February 24, 1997, Form Type N-30D, Registration Statement 811-5511

4. MFS - Registered Trademark - Variable Insurance Trust
   (a) MFS - Registered Trademark - Total Return Series Annual Report, December 31, 1996, consisting of 18 partially numbered pages, Filed March 5, 1997
   (b) MFS - Registered Trademark - Utilities Series Annual Report, December 31, 1996, consisting of 18 partially numbered pages, Filed March 4, 1997
   (c) MFS - Registered Trademark - World Governments Series Annual Report, December 31, 1996, consisting of 19 partially numbered pages, Filed March 5, 1997
   Form Type N-30D, Registration Statement 811-8326

5. Neuberger&Berman Advisers Management Trust
   (a) Balanced Portfolio Annual Report, December 31, 1996, consisting of
   37 partially numbered pages
   (b) Maturity Bond Portfolio Annual Report, December 31, 1996, consisting of 35 partially numbered pages
   (c) Partners Portfolio Annual Report, December 31, 1996, consisting of
   33 partially numbered pages
   Filed February 27, 1997, Form Type N-30D, Registration Statement 811-04255

6. OCC Accumulation Trust
   Annual Report, December 31, 1996, consisting of 90 unnumbered pages Filed March 6, 1997, Form Type N-30D, Registration Statement 811-8512

This report may be distributed only to current contract holders or to persons who have received a current ACCRU Variable Annuity or Variable Life Prospectus.





















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